File No. 333-130647

   As filed with the Securities and Exchange Commission on February 2, 2006
                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-14
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No. ___
                     Post-Effective Amendment No. 1__
                       (Check appropriate box or boxes)


                            FEDERATED INDEX TRUST
              (Exact Name of Registrant as Specified in Charter)
                                1-800-341-7400
                       (Area Code and Telephone Number)
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                   (Address of Principal Executive Offices)


                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

                                  Copies to:
                         Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky LLP
                              2101 L Street, NW
                          Washington, DC 20037-1526
                                (202) 828-2218


            It is proposed that this filing will become effective
               immediately upon filing pursuant to Rule 485(b).


No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                           MASON STREET FUNDS, INC.
                      Mason Street Index 400 Stock Fund


                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD MARCH 15, 2006

TO SHAREHOLDERS OF THE MASON STREET INDEX 400 STOCK FUND: A special meeting of the shareholders of the Mason Street Index 400 Stock Fund, ("Mason Street Fund"), will be held at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 at 10:00 a.m.(Central time), on March 15, 2006 for the following purpose:

1. To approve an Agreement and Plan of Reorganization pursuant to which Federated Mid-Cap Index Fund, a portfolio of Federated Index Trust, would acquire all of the assets of the Mason Street Fund in exchange for shares of Federated Mid-Cap Index Fund to be distributed pro rata by the Mason Street Fund to its shareholders, in complete liquidation and termination of the Mason Street Fund; and

2. To transact such other business as may properly come before the special meeting or any adjournment thereof.


The Board of Directors has fixed January 20, 2006 as the record date for determination of shareholders entitled to vote at the special meeting.

                                                By Order of the Board of
                                                Directors,

                                                /s/ Mark G. Doll
                                                ----------------
                                                Mark G. Doll, President
February 3, 2006



YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.


                          PROSPECTUS/PROXY STATEMENT

                               FEBRUARY 3, 2006


                         Acquisition of the assets of

                      MASON STREET INDEX 400 STOCK FUND
                     a series of Mason Street Funds, Inc.

                            720 East Wisconsin Avenue
                            Milwaukee, Wisconsin 53202
                   Telephone No: 1-888-MASONST (1-888-627-6678)

                       By and in exchange for Shares of

                         FEDERATED MID-CAP INDEX FUND
                     a portfolio of Federated Index Trust

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-341-7400



      This   Prospectus/Proxy   Statement   describes   the   proposal  for  the
reorganization (the "Reorganization") under the Agreement and Plan of Reorganization (the "Plan"), of the Mason Street Index 400 Stock Fund with the Federated Mid-Cap Index Fund. Under the Plan, the Mason Street Index 400 Stock Fund would transfer all of its assets to Federated Mid-Cap Index Fund in exchange for shares of Federated Mid-Cap Index Fund. In this Prospectus/Proxy Statement, Federated Mid-Cap Index Fund will be referenced as the "Federated Fund" and the Mason Street Index 400 Stock Fund will be referenced as the "Mason Street Fund." Shares of the Federated Fund will be distributed pro rata by the Mason Street Fund to its shareholders in complete liquidation of the Mason Street Fund. The Federated Fund and the Mason Street Fund are open-end, series of management investment companies registered under the Investment
Company Act of 1940 (the "1940 Act"), which continuously offer to sell shares. As a result of the Reorganization, each owner of shares of the Mason Street Fund will become the owner of the Federated Fund shares having a total net asset value ("NAV") equal to the total NAV of his or her holdings in the Mason Street Fund on the date of the Reorganization (the "Closing Date"). The Plan is attached as Exhibit A.

      For a comparison of the investment objectives and policies of the Mason Street Fund and the Federated Fund, see "Summary - Comparison of Investment Objectives, Policies, Limitations and Risks." Information concerning the Federated Fund shares, as compared to shares of the Mason Street Fund, is included in this Prospectus/Proxy Statement in the section entitled "Summary
- Comparative Fee Tables" and "Information About the Reorganization - Description of Federated Fund Shares and Capitalization."

      This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Federated Fund that a prospective investor should know before voting on the Reorganization. This Prospectus/Proxy Statement is accompanied by the prospectus of the Federated Fund dated December 31, 2005. A Statement of Additional Information relating to this Prospectus/Proxy Statement dated February 3, 2006, is incorporated herein by reference. A Prospectus and Statement of Additional Information for the Federated Fund dated December 31, 2005 and a Prospectus and Statement of Additional Information, as supplemented, for the Mason Street Fund dated July 22, 2005, have been filed with the Securities and Exchange Commission (the "Commission" or "SEC") and are incorporated herein by reference. Further information about the Federated Fund's performance is contained in the Federated Fund's Annual Report for its fiscal year ended October 31, 2005, and the Semi-Annual Report relating to the period ended April 30, 2005, each of which is incorporated herein by reference. Further information about the Mason Street Fund's performance is contained in the Mason Street Fund's Annual Report for its fiscal year ended March 31, 2005, and the Semi-Annual Report relating to the period ended September 30, 2005, each of which is incorporated herein by reference. Copies of these materials and other information about the Federated Fund and the Mason Street Fund may be obtained without charge by writing or by calling the Federated Fund or the Mason Street Fund at the addresses and telephone numbers shown on the previous pages.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

      THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                              TABLE OF CONTENTS

SUMMARY......................................................................1


  Reasons for the Proposed Reorganization....................................1


  Comparison Of Investment Objectives, Policies And Risks....................2


  Investment Limitations -Federated Fund and Mason Street Fund...............3


  Comparative Fee Tables.....................................................4


  Financial Highlights - Federated Fund......................................7


  Financial Highlights - Mason Street Fund...................................8


  Comparison of Potential Risks and Rewards; Performance Information........10


  Investment Advisers.......................................................12


  Portfolio Managers........................................................12


  Advisory and Other Fees...................................................13


  Purchases, Redemptions And Exchange Procedures............................14


  Frequent Trading..........................................................16


  Dividends and Other Distributions.........................................16


  Legal and Regulatory Matters..............................................17


INFORMATION ABOUT THE REORGANIZATION........................................18


  Description of the Plan of Reorganization.................................18


  Description of Federated Fund Shares and Capitalization...................18


  Federal Income Tax Consequences...........................................19


  Agreement Among Northwestern Mutual, MSA and Federated....................20


  Reasons for the Reorganization............................................21


  Comparative Information on Shareholder Rights and Obligations.............22


INFORMATION ABOUT THE FEDERATED FUND AND THE MASON STREET FUND..............24


ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING........................24


  Proxies, Quorum and Voting at the Special Meeting.........................25


  Share Ownership of the Funds..............................................26


OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY................27


SUMMARY OF INVESTMENT LIMITATIONS...........................................28


AMENDED AND RESTATED AGREEMENT AND PLAN OF REORGANIZATION (EXHIBIT A)......A-1


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (EXHIBIT B)....................B-1

                                   SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement. A copy of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A. For more complete information, please read the prospectuses of the Federated Fund and the Mason Street Fund, and the Statement of Additional Information relating to this Prospectus/Proxy Statement. A copy of the Federated Fund's prospectus accompanies this Prospectus/Proxy Statement.


Reasons for the Proposed Reorganization

      The Board of Directors ("Board" or "Directors") of the Mason Street Funds, Inc. has unanimously voted to recommend to holders of shares of the Mason Street Fund approval of the Plan. Under the Plan, the Federated Fund would acquire all of the assets of the Mason Street Fund in exchange for the Federated Fund's shares to be distributed pro rata by the Mason Street Fund to its shareholders in complete liquidation of the Mason Street Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of the Mason Street Fund will become the owner of Federated Fund shares having a total NAV equal to the total NAV of his or her holdings in the Mason Street Fund on the date of the Reorganization, i.e., the Closing Date.


      The Board of the Mason Street Funds, Inc., including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganization is in the best interests of the Mason Street Fund and its shareholders. Mason Street Advisors, LLC ("MSA"), a wholly-owned company of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") and the Mason Street Fund's investment adviser, proposed the Reorganization as part of a strategic initiative to benefit the Mason Street Fund shareholders. In connection with the Reorganization, the Board has approved a related series of reorganizations of all of the other series portfolios of the Mason Street Funds, Inc. The reorganization of all of the series portfolios of the Mason Street Funds, Inc. is intended to benefit shareholders by achieving greater economies of scale in certain funds, increasing the distribution potential and likelihood of future asset growth, providing more efficient operations, the potential for better performance and greater diversification of investment portfolios into which shareholders may have exchange privileges.

      Accordingly, MSA has actively pursued alternatives over the past several months that would allow shareholders to continue to pursue their original investment objective through a tax-free combination of their Mason Street Fund portfolio with a comparable portfolio of another fund group. The Mason Street Fund and the Federated Fund have similar objectives, are managed using similar investment strategies and invest in similar securities. The funds have similar performance and the Federated Fund's total annual operating expenses are lower than those of the Mason Street Fund. After extensive discussions between representatives of MSA and Federated Investors, Inc. ("Federated"), MSA recommended to the Board that it consider and approve the Reorganization as being in the best interest of the Mason Street Fund and its shareholders.

      As a condition to the Reorganization, the Federated Fund and the Mason Street Fund each will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code, as amended, so that no gain or loss will be recognized by the Federated Fund, the Mason Street Fund or the Mason Street Fund's shareholders as a result of the Reorganization. The tax basis of the Federated Fund shares received by the Mason Street Fund's shareholders will be the same as the tax basis of their shares in the Mason Street Fund. There may be taxes payable in connection with distributions, if any, by the Mason Street Fund immediately before the Closing Date. These distributions may include gains realized on dispositions of portfolio securities in connection with the Reorganization.


        THE BOARD OF DIRECTORS OF THE MASON STREET FUND UNANIMOUSLY RECOMMENDS
               THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.



Comparison of Investment Objectives, Policies and Risks

FEDERATED FUND - MASON STREET FUND


      The investment objectives for the Federated Fund and the Mason Street Fund are substantially similar. The investment objective of the Federated Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly-traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. The Federated Fund normally invests its assets in the common stocks included in the Standard & Poor's MidCap 400 Index ("S&P 400"). The investment objective of the Mason Street Fund is to provide investment results that replicate the performance of the S&P 400. Because both funds refer to index investments in their name, they normally invest at least 80% of their assets in index investments.

.......Both  the  Federated  Fund  and  the  Mason  Street  Fund  pursue  their investment objective by investing primarily in common stocks included in the S&P 400. Both the Federated Fund and the Mason Street Fund may also invest in derivatives such as stock index futures. The Federated Fund and the Mason Street Fund are not managed in the traditional sense using economic, financial and market analysis. The Federated Fund seeks to reduce the difference in the fund's portfolio performance relative to the S&P 400 ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the S&P 400. The fund attempts to achieve a 0.95 or better correlation between the performance of the fund and that of the S&P 400. The Federated Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the S&P 400 but before or after the effective date of the changes; (2) purchasing S&P 400 futures contracts
in  amounts  approximating  the  cash  held  in  the  fund's  portfolio;   (3)
purchasing domestically traded share classes of S&P 400 companies other than the share classes included in the S&P 400; and (4) lending the fund's securities to broker/dealers or other institutions to earn income for the fund. The Mason Street Fund uses a computer program to determine which stocks are to be purchased or sold to achieve the fund's objective. The fund will, to the extent feasible, remain fully invested and will normally hold at least 375 of the 400 stocks that comprise the S&P 400. In order to reduce tracking error, the Mason Street Fund may invest in stock futures and options contracts, convertible securities, and swap agreements.

      Some of the main differences between the Federated Fund and the Mason Street Fund are as follows:

o the Mason Street Fund is non-diversified and the Federated Fund is diversified. Compared to the Federated Fund, the Mason Street Fund is permitted to invest a higher percentage of its assets among fewer issuers of portfolio securities;

o the Mason Street Fund's investment strategy provides for the ability to invest in convertible securities, initial public offerings, warrants and swap agreements to a greater extent than the Federated Fund's investment strategy. The Mason Street Fund uses this investment strategy to help stay fully invested in stocks and reduce transaction costs;

o the Mason Street Fund's investment strategy provides for the ability to invest in preferred stocks, to a greater extent than the Federated Fund's investment strategy. The Mason Street Fund's use of preferred stocks may cause it to be subject to the risks of investing in preferred stocks to a greater extent than the Federated Fund; and

o the Federated Fund's investment strategy provides for the ability to participate in securities lending to a greater extent than the Mason Street Fund. While the Mason Street Fund has the ability to participate in securities lending, it currently does not lend its securities.



      All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either the Federated Fund or the Mason Street Fund. In addition, both the Federated Fund and the Mason Street Fund are subject to stock market risk, which is posed by the fact that the value of the equity securities in which the funds invest rise and fall over short or extended periods of time; since both funds can invest up to 15% of their assets in illiquid securities, they may be subject to liquidity risk, which is posed by the fact that equity securities or derivative contracts in which the Federated Fund and the Mason Street Fund may invest may be less readily marketable and may be subject to greater fluctuation in price than other securities (the Mason Street Fund's potentially greater investment in initial public offerings may subject the Mason Street Fund to liquidity risk to a greater extent then the Federated Fund); risk related to company size, which is posed by the fact that the companies in which the Federated Fund and the Mason Street Fund are able to invest in may tend to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital; risk of investing in derivatives, which is posed by the fact that the funds' use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments; and sector risk, which is posed by the fact that both the Federated Fund and the Mason Street Fund may allocate relatively more assets to certain industry sectors than others, and therefore, the performance of the funds may be more susceptible to any developments which affect those sectors emphasized. Also, as noted above, the Mason Street Fund is a non-diversified fund and therefore is permitted to invest a higher percentage of its assets among fewer issuers of portfolio securities. This could increase the Mason Street Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the fund's share price and performance. The Mason Street Fund may be subject to the risk of investing in preferred stocks to a greater extent than the Federated Fund. The risk of investing in preferred stocks is posed by the fact that preferred stocks often lack a fixed maturity or redemption date and are therefore more susceptible to price fluctuations when interest rates change.


Investment Limitations -Federated Fund and Mason Street Fund

      In addition to the objectives and policies described above, the Federated Fund and the Mason Street Fund are subject to certain investment limitations as described in the Prospectus and Statement of Additional Information of the Federated Fund dated December 31, 2005, and the Prospectus and Statement of Additional Information, as supplemented, of the Mason Street Fund dated July 22, 2005, which set forth in full the investment objectives, policies and limitations of the Federated Fund and the Mason Street Fund, all of which are incorporated by reference herein.


      A full description of the risks inherent in an investment in the Federated Fund and the Mason Street Fund is also set forth in their respective Prospectuses and Statements of Additional Information of the same date.


      A summary of the fundamental and non-fundamental limitations of the Federated Fund and the Mason Street Fund are set forth on Annex A to this Prospectus/Proxy Statement. The limitations for the Federated Fund and the Mason Street Fund are generally similar; however, you may want to note the following differences:

o The Mason Street Fund has a fundamental policy that it is non-diversified. The Federated Fund has the following fundamental limitation regarding diversification.

o With respect to securities comprising 75% of the value of its total assets, the Federated Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the fund would own more than 10% of the outstanding voting securities of that issuer.



o The Federated Fund has the following non-fundamental investment limitations that the Mason Street Fund does not have:

o The Federated Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities;

o The Federated Fund will not purchase securities on margin, provided that the fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

o The Federated Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

o    The  Mason  Street  Fund  has  the  following  non-fundamental   investment
     limitation that the Federated Fund does not have:

o The Mason Street Fund may not borrow money for the purpose of leveraging or investment in an amount in excess of 15% of total assets.


Comparative Fee Tables

      The funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities.


FEDERATED FUND - MASON STREET FUND


Fees and Expenses

      This table describes the fees and anticipated expenses of the Federated Fund's shares for the fiscal year ending October 31, 2006, as well as on a Pro Forma basis giving effect to the Reorganization, and the fees and expenses of the Mason Street Fund's Class A Shares and Class B Shares for the fiscal year ending March 31, 2006.



                                                                             Mason Street      Federated Fund
                                           Federated   Mason Street Fund    Fund - Class B        Pro Forma
Shareholder Fees                              Fund      - Class A Shares        Shares            Combined
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price)                               None           4.75%              0.00%               None
Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, as applicable)                      None           0.00%              5.00%               None
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)                               None            None               None               None
Redemption Fee (as a percentage of
amount redeemed, if applicable)               None            None               None               None
Exchange Fee                                  None            None               None               None

Annual Fund Operating Expenses
(Before Waivers and
Reimbursements)(1)
Expenses That are Deducted From Fund
Assets (as a percentage of average
net assets)
Management Fee                              0.40%(2)         0.25%              0.25%             0.40%(2)
Distribution (12b-1) Fee                      None           0.07%              0.75%               None
Other Expenses                              0.29%(3)        0.51%(4)           0.52%(4)           0.29%(3)
Total Annual Fund Operating Expenses         0.69%           0.83%              1.52%               0.69%
Total Contractual Waiver of Fund
Expenses                                     0.00%          0.23%(5)           0.27%(5)             0.00%

Total Annual Fund Operating Expenses                         0.60%        -
(after contractual waivers)                  0.69%                       -      1.25%               0.69%


1 The percentages shown are based on anticipated expenses for the entire fiscal years ending October 31, 2006, March 31, 2006, March 31, 2006 and
     October 31, 2006, respectively. However, the rate at which expenses are accrued during the fiscal years may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Manager and shareholder services provider of the Federated Fund expect to waive certain amounts. The voluntary waivers for the Federated Fund are shown below along with the net expenses the funds expect to pay for the fiscal years ending October 31, 2006, March 31, 2006, March 31, 2006 and October 31, 2006, respectively.

Total   Voluntary   Waiver   of  Fund
  Expenses                                   0.20%           0.00%              0.00%               0.20%
Total Annual Fund Operating  Expenses
  (after waivers and reimbursements)         0.49%          0.60%(5)           1.25%(5)             0.49%

2 The Manager expects to waive a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the fund (after the anticipated voluntary waiver) will be 0.39% for the fiscal year ending October 31, 2006.

3 Includes a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. The shareholder services provider for the Federated Fund expects to voluntarily waive a portion of its fee. The shareholder services provider can terminate this voluntary waiver at any time. Total other operating expenses paid by the fund (after the anticipated voluntary waiver) will be 0.10% for the fiscal year ending October 31, 2006.

4 Mason Street Advisors, LLC and its affiliates have contractually agreed to waive their fees and absorb certain other operating expenses, until at least July 31, 2006, to the extent necessary so that Total Annual Fund
     Operating  Expenses  will not exceed the amount shown for Mason Street Fund
     Class A Shares and Class B Shares. Total other operating expenses paid by the fund (after such contractual waiver) will be 0.28% and 0.25% for the fiscal year ending March 31, 2006.

5 Effective July 22, 2005, the expense cap for the Mason Street Fund was reduced from 0.80% to 0.60% for its Class A Shares and from 1.45% to 1.25% for its Class B Shares.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Federated Fund, Mason Street Fund Class A Shares and Class B Shares and Federated Fund Pro Forma Combined with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in each respective Federated Fund's shares, Mason Street Fund Class A Shares and Class B shares and Federated Fund Pro Forma Combined for the time periods indicated and then redeem all of your Shares at the end of those period. The Example also assumes that your investment has a 5% return each year and that the Federated Fund's shares operating expenses are before waivers and the Mason Street Fund's Class A Shares operating expenses are after any contractual waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                                           Mason Street    Mason Street Fund   Federated Fund Pro
Share Class                            Federated Fund     Fund - Class A    - Class B Shares     Forma Combined
                                                              Shares
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
1 Year
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
   Expenses assuming
redemption                                   $70               $533               $627                $70
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
   Expenses assuming no
redemption                                   $70               $533               $127                $70
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
3 Years
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
   Expenses assuming
redemption                                  $221               $705               $754                $221
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
   Expenses assuming no
redemption                                  $221               $705               $454                $221
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
5 Years
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
   Expenses assuming
redemption                                  $384               $892              $1,003               $384
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
   Expenses assuming no
redemption                                  $384               $892               $803                $384
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
10 Years
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
   Expenses assuming
redemption                                  $859              $1,431             $1,603               $859
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
   Expenses assuming no
redemption                                  $859              $1,431             $1,603               $859
-------------------------------------------------------------------------------------------------------------------


      The financial highlight tables are intended to help you understand the Federated Fund's and the Mason Street Fund's financial performance for the past five years (or, if shorter, the period of a fund's operations). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions). This information for the Federated Fund has been audited by Ernst & Young LLP, whose report, along with the Federated Fund's financial statements, are included in the Federated Fund's annual report, which is available upon request. This information for the Mason Street Fund has been audited by PricewaterhouseCoopers LLP, whose report, along with the Mason Street Fund's financial statements, are included in the Mason Street Fund's annual report, which is available upon request.


FINANCIAL HIGHLIGHTS - FEDERATED FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Year Ended October 31                2005                 2004            2003             2002              2001
Net Asset Value, Beginning of
Period                              $19.84               $18.22          $14.11           $15.26            $20.13
Income From Investment
Operations:
Net investment income                0.22                 0.13            0.10             0.10              0.11
Net realized and unrealized
gain (loss) on investments
and futures contracts                3.09                 1.75            4.12            (0.90    )        (2.51   )
  TOTAL FROM INVESTMENT
  OPERATIONS                         3.31                 1.88            4.22            (0.80    )        (2.40   )
Less Distributions:
Distributions from net
investment income                    (0.19      )        (0.12   )        (0.11    )      (0.10    )        (0.14   )
Distributions from net
realized gain on investments
and futures contracts                (0.77      )        (0.14   )         ---             (0.25    )        (2.33   )
  TOTAL DISTRIBUTIONS                (0.96      )        (0.26   )        (0.11    )      (0.35    )        (2.47   )
Net Asset Value, End of Period      $22.19               $19.84          $18.22           $14.11            $15.26
Total Return(1)                      17.09      %        10.38   %        30.04    %      (5.47   )%        (12.97  )%

Ratios to Average Net Assets:
Net expenses                         0.49       %         0.49   %        0.49     %       0.50    %         0.58   %
Net investment income                1.06       %         0.69   %        0.69     %       0.66    %         0.72   %
Expense
waiver/reimbursement(2)              0.20       %         0.27   %        0.26     %       0.23    %         0.22   %
Supplemental Data:
Net assets, end of period
(000 omitted)                      $889,064             $708,296        $564,618         $364,656          $304,982
Portfolio turnover                    14        %          16    %         11      %        40     %          30    %

------------------------------------------------------------------------------
1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.


FINANCIAL HIGHLIGHTS - MASON STREET FUND

Class A Shares
(For a share         For the Six          For the           For the           For the            For the           For the
outstanding          Months Ended    Year Ended March  Year Ended March   Year Ended March  Year Ended March   Year Ended March
throughout the    September 30, 2005    31, 2005(d)       31, 2004(d)       31, 2003(d)        31, 2002(d)       31, 2001(d)
period)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Selected Per Share Data
 Net Asset
Value, Beginning        $12.62            $11.97             $8.23             $11.09             $9.43             $11.86
of Period
  Income from
Investment
Operations:
   Net
Investment             0.05(a)            0.07(a)           0.02(a)           0.02(a)             0.01             0.07(a)
Income  (Loss)
   Net Realized
and Unrealized
Gains on                 1.09              1.08              3.88              (2.66)             1.75              (0.89)
Investments
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Total from
Investment
Operations               1.14              1.15              3.90              (2.64)             1.76              (0.82)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  Less
Distributions:
   Distributions
from Net
Investment Income         --              (0.04)            (0.02)           (0.00)(b)            0.03             0.06(a)
   Distributions
from Realized
Gains on                  --              (0.46)            (0.14)             (0.22)            (0.07)             (1.55)
Investments
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  Total                                   (0.50)            (0.16)             (0.22)            (0.10)             (1.61)
Distributions
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Net Asset
Value, End of           $13.76            $12.62            $11.97             $8.23             $11.09             $9.43
Period
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Total Return (c)      9.03%**             9.62%            47.47%            (23.95)%           18.65%            (7.61)%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratios and
Supplemental Data
 Net Assets, End
of Period            $206,818,312      $187,196,442      $165,171,643       $106,622,917       $67,265,391       $32,728,623
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of Gross
Expenses to
Average Net             0.72%*             0.83%             0.99%             1.17%              1.18%             1.34%
Assets
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net
Expenses
to                    0.69%(f)*          0.83%(e)            0.95%             0.95%              0.95%             0.95%
Average Net
Assets
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of Net
Investment
Income (Loss) to        0.36%*             0.59%             0.22%             0.24%              0.26%             0.59%
Average Net
Assets
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio
Turnover Rate           10.14%            13.81%             8.55%             15.27%            28.82%             45.24%
---------------------------------------------------------------------------------------------------------------------------------

(a)  Calculated based on average shares outstanding.

(b)  Amount is less than $0.005.

(c) Total return includes deductions for management and other fund expenses, excludes deductions for sales loads and contingent deferred sales charges.
     Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(d)  For the twelve months ended March 31.

(e) As of July 9, 2004, the investment advisory fee for the fund and the expense cap for Class A were reduced to 0.25% and 0.80%, respectively.

(f)  As of July 22, 2005, the expense cap for Class A was reduced to 0.60%.

*     Computed on an annualized basis.
** Reflects total return for the period; not annualized.

FINANCIAL HIGHLIGHTS - MASON STREET FUND

Class B Shares
 (For a share    For the Six Months       For the           For the           For the            For the           For the
outstanding        Ended September   Year Ended March  Year Ended March   Year Ended March  Year Ended March   Year Ended March
throughout the        30, 2005          31, 2005(c)       31, 2004(c)       31, 2003(c)        31, 2002(c)       31, 2001(c)
period)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Selected Per Share Data
 Net Asset
Value,                 $12.33             $11.75             $8.12             $11.01             $9.40             $11.84
Beginning of
Period
  Income from
Investment
Operations:
   Net
Investment            -- (a)(f)          (0.01)(a)         (0.04)(a)         (0.04)(a)           (0.01)           (0.01)(a)
Income (Loss)
   Net Realized
and Unrealized
Gains on                1.07               1.05              3.81              (2.63)             1.69              (0.87)
Investments
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
   Total from
Investment
Operations              1.07               1.04              3.77              (2.67)             1.68              (0.88)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  Less
Distributions:

Distributions
from Net                 --                 --                --                 --                --               (0.01)
Investment
Income

Distributions
from Realized            --               (0.46)            (0.14)             (0.22)            (0.07)             (1.55)
Gains on
Investments
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  Total                                   (0.46)            (0.14)             (0.22)            (0.07)             (1.56)
Distributions
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Net Asset
Value, End of          $13.40             $12.33            $11.75             $8.12             $11.01             $9.40
Period
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Total Return(b)       8.68%**             8.86%            46.46%            (24.41)%           17.88%            (8.13)%
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratios and
Supplemental
Data
 Net Assets,
End of Period        $11,537,507        $10,658,215       $10,401,907        $7,358,667        $8,276,961         $5,115,830
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of Gross
Expenses to
Average Net            1.46%*              1.52%             1.64%             1.82%              1.83%             1.99%
Assets
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of Net
Expenses to
Average Net           1.37%(e)*          1.48%(d)            1.60%             1.60%              1.60%             1.60%
Assets
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Ratio of Net
Investment
Income (Loss)
to Average Net         0.02%*             (0.08)%           (0.43)%           (0.42)%            (0.39)%           (0.06)%
Assets
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio
Turnover Rate          10.14%             13.81%             8.55%             15.27%            28.82%             45.24%
---------------------------------------------------------------------------------------------------------------------------------

(a)  Calculated based on average shares outstanding.

(b) Total return includes deductions for management and other fund expenses, excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.

(c)  For the twelve months ended March 31.

(d) As of July 9, 2004, the investment advisory fee for the fund and the expense cap for Class B were reduced to 0.25% and 1.45%, respectively.

(e)  As of July 22,2005, the expense cap for Class B was reduced to 1.25%.

(f)  Amount is less than $0.005.

*     Computed on an annualized basis.
**    Reflects total return for the period; not annualized.


Comparison of Potential Risks and Rewards; Performance Information

      The bar charts and tables below compare the potential risks and rewards of investing in the Federated Fund and the Mason Street Fund. The bar charts provide an indication of the risks of investing in each fund by showing changes in each fund's performance from year to year. The total returns shown in the bar chart are based upon NAV. The tables show how each fund's average annual total returns for the one year, five years and ten years (or start of performance) compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions. Attached as Exhibit B to this Prospectus/Proxy Statement is a Management's Discussion of Fund Performance and a line graph for the most recent fiscal year for the Mason Street Fund and the Federated Fund. The performance of the Federated Fund and the Mason Street Fund will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

FEDERATED FUND
Risk/Return Bar Chart
The graphic presentation displayed here consists of a bar chart representing the annual total returns of shares of the Federated Fund as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "-20.00%" and increasing in increments of 10.00% up to 40.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2005. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1995 through 2004. The percentages noted are: 18.27%, 31.05%, 18.10%,
13.88%, 16.70%, (1.30)%, (15.16)%, 34.90%,  15.85%, and 12.01% respectively.


      Within the period shown in the bar chart, the Federated Fund's highest quarterly return was 27.73% (quarter ended December 31, 1998). Its lowest quarterly return was (16.68)% (quarter ended September 30, 2001).

Average Annual Total Return Table

      Return Before Taxes is shown. In addition Return After Taxes is shown for the Federated Fund to illustrate the effect of federal taxes on fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 400, a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2005)



                                    1 Year        5 Years          10 Years
Federated Fund:
Return Before Taxes                 12.01%         7.96%            13.56%
Return After Taxes on
Distributions(1)                    10.64%         7.30%            11.68%
Return After Taxes on
Distributions and Sale of
Fund Shares(1)                      8.79%          6.67%            11.08%
S&P 400                             12.59%         8.62%            14.36%

------------------------------------------------------------------------------
1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the fund and shows the effect of taxes on fund distributions. Return After Taxes on Distributions and Sale of fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MASON STREET FUND-CLASS A SHARES AND CLASS B SHARES
Risk/Return Bar Chart

      The Mason Street Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. The annual returns in the bar chart are for the Mason Street Fund's Class A Shares.
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of the Mason Street Fund, as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "-20.00%" and increasing in increments of 10.00% up to 40.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2004. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 2000 through 2005. The percentages noted are: 17.30%, (1.10%), (15.04)%, 34.29%, 15.43%, and 11.93% respectively.
      Within the period shown in the bar chart, the highest return for a quarter was 17.88% (quarter ended December 31, 2001). Its lowest return for a quarter was (16.57)% (quarter ended September 30, 2001).
Average Annual Total Return Table

      The Average Annual Total Returns for the Mason Street Fund's Class A Shares and Class B Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all Classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 400, a broad-based market index and the Mid Cap Core Funds Lipper Average. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index or an average.



                                                                    Life of Fund
(For the periods ended
December 31, 2005)                                                  (Annualized)
-------------------------------        1 Year         5 Years
Mason Street Fund:
Class A Shares
Return Before Taxes                    6.63%           6.78%            8.85%
Return After Taxes on
Distributions(1)                       5.37%           6.15%            7.40%
Return After Taxes on
Distributions and Sale of Fund
Shares(1)                              6.00%           5.71%            6.94%
Class B Shares
Return Before Taxes                    6.08%           6.82%            8.98%
S&P 400                                12.56%          8.60%            10.27%
Mid Cap Core Funds Lipper
Average                                10.26%          6.95%             ---

------------------------------------------------------------------------------
1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the fund and shows the effect of taxes on fund distributions. Return After Taxes on Distributions and Sale of fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Investment Advisers

      A Board of Directors governs the Mason Street Fund. The Board selects and oversees the adviser, MSA, a wholly owned company of Northwestern Mutual, who manages the Mason Street Fund's assets, including buying and selling portfolio securities. MSA is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The address of MSA is, 720 East Wisconsin Avenue, Milwaukee, WI 53202.

MSA employs a staff of investment professionals to manage the assets of the Mason Street Fund and the other advisory clients of MSA. Northwestern Mutual provides related facilities and personnel which are utilized by MSA in performing its obligations under the fund's investment advisory agreement.

      A Board of Trustees governs the Federated Fund. This Board selects and oversees the adviser, Federated Equity Management Company of Pennsylvania ("FEMCOPA" or "Manager"). The Manager, in turn, oversees the management of the fund's assets by the subadviser, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Subadviser"). Federated Advisory Services Company ("FASC"), an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Federated Fund. The Manager's responsibilities include selecting the Subadviser and the continued review and evaluation of the Subadviser's performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

      The Manager has delegated daily management of all of the Federated Fund's assets to the Subadviser, who is paid by the Manager and not by the fund. The Subadviser has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Federated Fund. The Subadviser's address is 800 Scudders Mill Road, Plainsboro, NJ 08536.

      Fund Asset  Management,  L.P. was organized as an investment  adviser in
1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management, L.P. and its affiliates currently have approximately $501 billion in investment company and other portfolio assets under management as of December 31, 2004.

      The Manager and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.


Portfolio Managers

Federated Fund

John W. Harris. Mr. Harris has been the Federated Fund's Portfolio Manager since January 2003. He is Vice President of Federated Index Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined
Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Federated Fund's Manager in December 1998. In January 2000, Mr. Harris became a Vice President of the Federated Fund's Manager. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh. Mr. Harris is responsible for overseeing the Subadviser. In such a capacity Mr. Harris is involved in monitoring and evaluating the performance of the Subadviser.


Vincent J. Costa
Jeffrey L. Russo
Debra L. Jelilian


Subject to the oversight of the Manager, Merrill Lynch Investment Managers, L.P. ("MLIM") Quantitative Index Management Team is responsible for the day-to-day management of the Federated Fund. The members of the team are Vincent J. Costa, CFA, Jeffrey L. Russo, CFA and Debra L. Jelilian. The team is jointly responsible for the day-to-day management of the Federated Fund's portfolio. Mr. Costa is the overall investment supervisor for the Federated Fund, and Mr. Russo and Ms. Jelilian are primarily responsible for the day to day management of the fund's investments. Mr. Costa has been a Managing Director of MLIM since 2005 and was a Director of MLIM from 1999 to 2005, and has been a member of the Federated Fund's management team since 2004. He is MLIM's Head of Quantitative Investments and has over eighteen years' experience in investing and in managing index investments. Mr. Russo has been a Director of MLIM since 2004, and was a Vice President thereof from 1999 to 2004, and has been a member of the Federated Fund's management team since 2003. Mr. Russo has ten years' experience as a portfolio manager and trader. Ms. Jelilian has been a Director of MLIM since 1999, and has been a member of the Federated Fund's management team since 2003. Ms. Jelilian has thirteen years' experience in investing and in managing index investments.

Mason Street Fund

Patricia L. Van Kampen. Ms. Van Kampen, Chartered Financial Analyst, is a Managing Director of MSA, having joined Northwestern Mutual in 1974. She holds a B.A. degree from St. Norbert College and an M.B.A. from Marquette University. Ms. Van Kampen is responsible for all common stock investments of Northwestern Mutual, and is also primarily responsible for the day-to-day management of the Mason Street Fund and the Mason Street Index 500 Stock Fund.

Advisory and Other Fees

      The annual investment management fee for the Federated Fund is 0.40% and the annual investment advisory fee for the Mason Street Fund is 0.25%. FEMCOPA and MSA may voluntarily choose to waive a portion of their management or advisory fees or reimburse other expenses of the funds. These voluntary waivers or reimbursements may be terminated by FEMCOPA and MSA at any time in their discretion. MSA and its affiliates have contractually agreed to waive their fees and absorb certain other operating expenses, until at least July 31, 2006, to the extent necessary so that the Mason Street Fund's Total Annual Net Operating Expenses will not exceed 0.60% of the fund's Class A Shares and 1.25% of the fund's Class B Shares. The contractual fee waiver may not be unilaterally altered by MSA or its affiliates, and only the Mason Street Fund's Board of Directors can terminate the waiver during that period.


      The Federated Fund has entered into a Shareholder Services Agreement under which it may make payments of up to 0.25% of the average daily NAV of its shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services Company ("FSSC"), an affiliate of FEMCOPA, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers.


      The Mason Street Fund is subject to a shareholder servicing fee of 0.25% per year of the fund's average daily net assets, which may be paid to brokers who provide ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.


      Federated Securities Corp. ("FSC"), an affiliate of FEMCOPA, is the principal distributor for shares of the Federated Fund. Under the Distributor's Contract with the Federated Fund, FSC offers Shares on a continuous, best-efforts basis. FSC may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to Federated Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of the Federated Fund.
Northwestern Mutual Investment Services, LLC ("NMIS") is the principal distributor for shares of the Mason Street Fund. The Mason Street Fund has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which the Mason Street Fund may pay a fee to the distributor in an amount computed at an annual rate of up to 0.10% of the average daily net assets of the fund's Class A Shares and up to 0.75% of the average daily net assets of the fund's Class B Shares. The distribution fee is payable to the distributor to reimburse it for services and expenses incurred in connection with the distribution of fund shares, including unreimbursed expenses incurred in prior years. These expenses include payments to Registered Representatives, expenses of printing and distributing prospectuses to persons other than fund shareholders, and expenses of preparing, printing and distributing advertising and sales literature.


      The total annual operating expenses (as shown below), as a percentage of average net assets, for shares of the Federated Fund were 0.49% of average daily net assets (after voluntary waivers) for the fiscal year ended October 31, 2005. Without such voluntary waivers, the expense ratio of shares of the Federated Fund would have been 0.69% of average daily net assets. The total annual operating expenses, as a percentage of average net assets, for the Mason Street Fund's Class A Shares and Class B Shares were 0.83% and 1.48%, respectively, of average daily net assets (after waivers) for the fiscal year ended March 31, 2005. Without such waivers, the expense ratio of the Mason Street Fund's Class A Shares and Class B Shares would have been 0.83% and 1.52%, respectively, of average daily net assets.

----------------------------------------------------------------------------------------------
Fund                 Total Annual Operating        Fee Waivers        Total Annual Operating
                        Expenses (After                                  Expenses (Before
                            Waivers)                                         Waivers)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

Federated Fund                 0.49%                   0.20%                    0.69%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

Mason Street Fund
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

      Class A                  0.83%                   0.00%                    0.83%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

      Class B                  1.48%                   0.04%                    1.52%
----------------------------------------------------------------------------------------------

Purchases, Redemptions and Exchange Procedures

      The transfer agent and dividend disbursing agent for the Federated Fund is State Street Bank and Trust Company. The transfer agent and dividend disbursing agent for the Mason Street Fund is Boston Financial Data Services.


      Procedures for the purchase, exchange and redemption of the Federated Fund's shares are similar to the procedures applicable to the purchase, exchange and redemption of the Mason Street Fund's shares. The Prospectus of the Federated Fund and the Prospectus of the Mason Street Fund each contain a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of the Federated Fund's and the Mason Street Fund's shares, respectively, and each prospectus is incorporated by reference into this Prospectus/Proxy Statement. Set forth below is a brief description of the significant purchase, exchange and redemption procedures applicable to the Federated Fund's shares and the Mason Street Fund's shares.


 Purchases


      The Mason Street Fund's Class A Shares are sold at NAV plus a maximum front-end sales charge of 4.75%. A contingent deferred sales charge ("CDSC") of 1.00% of the redemption amount applies to the Mason Street Fund's Class A
Shares redeemed up to 18 months after purchase under certain investment programs where the amount of the purchase was $1 million or greater and thus not subject to a front-end sales charge. The Mason Street Fund's Class B Shares are sold at NAV plus a CDSC on redemption proceeds. The CDSC starts at up to 5.00% (reduced for purchases of $50,000 or more) and declines to 0% after six years.


      The Federated Fund's shares are sold at NAV, without any front-end sales charge or CDSC.



      The following is a list of the minimum investment amounts for the Federated Fund and the Mason Street Fund:

-------------------------------------------------------------------------------------------------------------------------
                                                                                             Systematic Investment Plan
                                                                          Retirement Plan       Subsequent Investment
                     Initial         Subsequent       Retirement Plan       Subsequent      Minimum/Subsequent Investment
                   Investment    Investment Minimum Investment Minimum  Investment Minimum             Minimum
Fund                 Minimum
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Federated Fund       $25,000            None               $250                $100                    $50/$50
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Mason Street         $1,000             $100               $500                $100                    $50/$50
Fund
-------------------------------------------------------------------------------------------------------------------------

      Initial investment minimums of the Federated Fund will be waived for Mason Street shareholder accounts for the purposes of the Reorganization. Purchases of shares of the Federated Fund may be made through an investment professional, directly from the fund or through an exchange from another Federated mutual fund. Purchases through investment professionals may be subject to higher or lower minimum investment requirements.

      Mason Street shareholder accounts will not be closed if redemptions cause the account balance to fall below the minimum initial investment amount of the Federated Fund. However, the Federated Fund retains the ability to close a Mason Street Fund shareholder account if it falls below $1,000 (which is currently the minimum investment amount for the Mason Street Fund).

      Purchases of the Mason Street Fund may be made through registered representatives of the fund's distributor, a dealer, broker or financial institution that has a sales agreement with the distributor. Purchase orders for the Federated Fund and the Mason Street Fund are effected at the offering price next calculated after receipt of the order. The NAV per share for the Federated Fund and Mason Street Fund is calculated as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (the "NYSE") on each day in which the NYSE is open for business.

      The Federated Fund also provides the following purchase options: by a Systematic Investment Program established with the fund; through a depository institution that is an automated clearing house (ACH) member and through a Retirement Account. The Mason Street Fund also provides for purchases through an Automatic Investment Plan, payroll deduction and systematic exchange.

Exchanges


      Shares of the Federated Fund may be exchanged at NAV for shares of any Federated fund or Federated fund share class that does not have a stated sales charge or CDSC, except Liberty U.S. Government Money Market Trust and Class K Shares of any Federated fund. Shares of the Federated Fund may be exchanged through a financial intermediary if you purchased shares through a financial intermediary or directly from the fund, by telephone or mail, if you purchased shares directly from the fund. The exchange is subject to any initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal income tax purposes.


      Shares of the Mason Street Fund may be exchanged at NAV for shares of the same class of the other Mason Street Funds. Shares of the Mason Street Fund may be exchanged by mail, telephone or online. The exchange is subject to any initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal income tax purposes.



Redemptions


      Redemptions of shares of the Federated Fund may be made through an investment professional if you purchased shares through an investment professional or directly from the fund if you purchased shares directly from the fund. Shares are redeemed at their NAV next determined after the redemption request is received in proper form on each day on which the fund computes its NAV. Proceeds normally are wired or mailed within one business day after receiving a request in proper form, although payment may be delayed up to seven days. The Federated Fund offers the following redemption options: an electronic transfer to your account at a financial institution that is an ACH member, or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member. Redemptions of the Mason Street Fund may be made through a registered representative, or your dealer, broker or financial institution that has a sales agreement with the fund's distributor. Class A Shares of the Mason Street Fund are redeemed at the NAV next determined after the redemption request is received in proper form on each day that the funds compute their NAV. Class A Shares redeemed up to 18 months after purchase under certain investment programs where the amount of the purchase was $1 million or greater and thus not subject to a front-end sales charge. Class B Shares redeemed within 6 years of purchase may be subject to the CDSC. The CDSC schedule is set forth in its prospectus. Proceeds normally are wired or mailed the next business day. Redemption requests made by wire must be for at least $1,000 and may be subject to limits on frequency and amount. A charge of $15 may be imposed for wire redemptions.


Frequent Trading


      The Federated Fund's Board and the Mason Street Fund's Board have each adopted policies and procedures regarding frequent trading.


      The Federated Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the fund's shares.
Frequent or short-term trading into and out of the fund can have adverse consequences for the fund and shareholders who use the fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the fund. Investors engaged in such trading may also seek to profit by anticipating changes in the fund's NAV in advance of the time as of which NAV is calculated.


      The Mason Street Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the fund's shares. The fund discourages market timers and other investors that make frequent purchases and redemptions of fund shares. To deter such activity, the Mason Street Fund undertakes to use its best efforts to prevent exchange activity in the manner described above and has adopted policies to help prevent short-term and excessive trading and other trading strategies that may be harmful to the fund. The Mason Street Fund may deem certain trading strategies as short-term, excessive or harmful including, but not limited to,
(i) a sale or exchange out of the fund within 14 days after a purchase or exchange into the fund, and (ii) a sale or exchange out of the fund within 30 days after a purchase or exchange into the fund, in an amount exceeding 1% of the net assets of the fund as shown in the most recently filed or annual or semi-annual report.


Dividends and Other Distributions


      With respect to the Federated Fund, dividends are declared and paid quarterly. With respect to the Mason Street Fund, dividends are declared and paid annually. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at NAV.



Legal and Regulatory Matters


      Since October 2003, Federated and related entities (collectively, "Federated entities"), and various Federated funds ("Federated Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated entities engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after the Federated entities' first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, the Federated entities announced that they had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated entity subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Federated funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Federated funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated entity employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. The Federated entities entered into the settlements without admitting or denying the regulators' findings. As the Federated entities previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, the Federated entities agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the Federated fund's directors are independent of the Federated entities, (ii) the chairman of each such Federated fund is independent of the Federated entities, (iii) no action may be taken by the Federated fund's board or any committee thereof unless approved by a majority of the independent trustees of the Federated fund or
committee,   respectively,  and  (iv) the  Federated  fund  appoints  a  "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the Federated fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in the Federated entities' announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of the Federated entities' website at FederatedInvestors.com.

      Federated and various funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

      The Board of the Federated Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Federated Funds in these lawsuits. The Federated entities and the Federated Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.



                         INFORMATION ABOUT THE REORGANIZATION


Description of the Plan of Reorganization

      The following summary is qualified in its entirety by reference to the Plan found in Exhibit A. The Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about March 24, 2006 or such other date(s) as the parties may agree to in writing (the "Closing Date"). The Plan provides that all of the assets of the Mason Street Fund will be transferred to the Federated Fund at 4:00 p.m. Eastern time on the Closing Date of the Reorganization. In exchange for the transfer of these assets, the Federated Fund will simultaneously issue a number of full and fractional Federated Fund shares (the Federated Fund only has one unnamed share class) to the Mason Street Fund equal in value to the aggregate NAV of the Mason Street Fund calculated at the time of the Reorganization.


      Following the transfer of assets in exchange for the Federated Fund shares, the Mason Street Fund will distribute all the Federated Fund shares pro rata to its Class A and Class B shareholders of record in complete liquidation of the Mason Street Fund. Shareholders of the Mason Street Fund owning shares at the time of the Reorganization will receive a number of the Federated Fund shares with the same aggregate value as the shareholder had in the Mason Street Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the Mason Street Fund's shareholder on the share records of the Federated Fund's transfer agent. Each account will receive the respective pro rata number of full and fractional Federated Fund shares due to the shareholder of the Mason Street Fund. The Mason Street Fund will then be terminated. The Federated Fund does not issue share certificates to shareholders. Federated Fund shares to be issued will have no preemptive or conversion rights.


      The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization with respect to the Mason Street Fund and the Federated Fund is conditioned upon, among other things: (i) approval of the Reorganization by the Mason Street Fund's shareholders; and (ii) the receipt by the Mason Street Fund and the Federated Fund of a tax opinion to the effect that the Reorganization will be tax-free to the Mason Street Fund and its shareholders, and the Federated Fund. The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true, or the Board of Directors of the Mason Street Funds, Inc. or the Board of Trustees of Federated Index Trust, as the case may be, determines that the Reorganization is not in the best interest of the shareholders of the Mason Street Fund or the Federated Fund, respectively.


      Costs of Reorganization. The expenses of the Reorganization will be paid by FEMCOPA and/or MSA or their affiliates. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by the funds; (f) solicitation costs; and (g) other related administrative or operational costs. Any registration or licensing fee will be borne by the Federated Fund incurring such fee. Any brokerage charges associated with the disposition of securities in the ordinary course of business by the Federated Fund, after the Reorganization, of securities acquired by it from the Mason Street Fund, will be borne by the Federated Fund.


Description of Federated Fund Shares and Capitalization

      Federated Fund shares to be issued to shareholders of the Mason Street Fund under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Federated Fund provided herewith for additional information about Federated Fund shares.


      Please note that when calculating the value of the Mason Street Fund's shares with respect to the Reorganization, the NAV of the Mason Street Fund's shares will be determined in accordance with the procedures described in the Federated Fund's Prospectus and SAI, and in accordance with the Federated Fund's valuation procedures. While the valuation procedures used by the Federated Fund are comparable in many respects to those used by the Mason
Street Fund, differences, particularly for debt securities, may result in individual securities having slightly higher or lower values at the valuation time than was used to calculate the NAV of the Mason Street Fund prior thereto. As a result, the dollar value of your investment may be slightly higher or lower after the Reorganization than it was before. Since the Federated Fund and the Mason Street Fund both invest a substantial portion of their assets in exchange traded equity securities, there is not expected to be significant valuation differences in the equity securities in which they invest. The amount of any variation is not anticipated to be material and results solely from the differences in valuation methods used by the funds,
not any change in the intrinsic value of your investment.   The          Board
considered the differences in valuation policies in voting to approve the Reorganization and in recommending that shareholders of the Mason Street Fund approve the Reorganization.


      The following tables show the net assets of the Federated Fund and the Mason Street Fund as of January 20, 2006, and on a pro forma basis as of the same date:


Federated Fund - Mason Street Fund

      The following table sets forth the unaudited capitalization of the Mason Street Fund's Class A Shares and Class B Shares into the Federated Fund's shares as of January 20, 2006.


-------------------------------------------------------------------------------------------------------------
                      Mason Street     Mason Street    Federated Fund-                     Federated Fund
                     Fund - Class A   Fund - Class B        Shares                            Shares-
                         Shares           Shares                          Adjustment     Pro Forma Combined
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net Assets
                      $217,950,124      $11,730,094      $969,423,325                      $1,199,103,543
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net Asset Value
Per Share                $13.45           $13.13            $22.79                             $22.79
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Shares Outstanding
                       16,206,723         893,528         42,541,632      (7,022,137)        52,619,746
-------------------------------------------------------------------------------------------------------------


Federal Income Tax Consequences

      As a condition to the Reorganization, the Federated Fund and the Mason Street Fund will receive an opinion of counsel, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o     the   Reorganization  as  set  forth  in  the  Plan  will  constitute  a
      "reorganization"  under section  368(a)(1) of the Code,  and the Federated
      Fund  and  the   Mason   Street   Fund   each   will  be  a  "party  to  a
      reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by the Federated Fund upon its receipt of the Mason Street Fund's assets solely in exchange for the Federated Fund's shares;

o no gain or loss will be recognized by the Mason Street Fund upon transfer of its assets to the Federated Fund solely in exchange for the Federated Fund shares or upon the distribution of the Federated Fund shares to the Mason Street Fund's shareholders in exchange for their Mason Street Fund shares;

o no gain or loss will be recognized by shareholders of the Mason Street Fund upon exchange of their Mason Street Fund shares for the Federated Fund shares;

o the tax basis of the assets of the Mason Street Fund acquired by the Federated Fund will be the same as the tax basis of such assets to the Mason Street Fund immediately prior to the Reorganization;

o the aggregate tax basis of the Federated Fund shares received by each shareholder of the Mason Street Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Mason Street Fund held by such shareholder immediately prior to the Reorganization;

o the holding period of the Mason Street Fund's assets in the hands of the Federated Fund will include the period during which those assets were held by the Mason Street Fund; and

o the holding period of the Federated Fund shares received by each shareholder of the Mason Street Fund pursuant to the Plan will include the period during which the shares of the Mason Street Fund exchanged therefor were held by such shareholder, provided the shares of the Mason Street Fund were held as capital assets on the date of the Reorganization.


      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Federated Fund, the Mason Street Fund or the Mason Street Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.


      Shareholders of the Mason Street Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.


      Before the Reorganization, the Mason Street Fund expects to distribute ordinary income and realized capital gains, if any, to shareholders.

      Both funds did not have unutilized capital loss carryovers as of the end of each fund's most recent fiscal year end. The same funds had the following tax basis appreciation or (depreciation) as of the end of each fund's most recent fiscal year end.



------------------------------------------------------------------------------------------------------
Fund (Fiscal Year End)       Tax Basis Appreciation    Fund (Fiscal Year End)         Tax Basis
                                or (Depreciation)                                  Appreciation or
                                                                                    (Depreciation)
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Federated Fund (October 31,       $147,775,361            Mason Street Fund          $48,932,223
2005)                                                     (March 31, 2005)
------------------------------------------------------------------------------------------------------

      The Reorganization will not require the Mason Street Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the Federated Fund, nor will the Reorganization require the Federated Fund to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations of the Federated Fund.

Agreement Among Northwestern Mutual, MSA and Federated

      MSA and its parent company Northwestern Mutual have entered into a definitive agreement (the "Agreement") with Federated regarding the sale by MSA to Federated of certain assets relating to MSA's business of providing investment advisory and investment management services to the Mason Street Fund, Northwestern Mutual and MSA's cooperation in the reorganization of the
Mason Street Fund, the payment of related expenses on behalf of each other, the Federated Fund and the Mason Street Fund and related matters. The sale of such assets and certain other obligations of the parties under the Agreement are conditioned upon, among other things, the consummation of the Reorganization.


      In connection with the Reorganization, NMIS, a wholly owned subsidiary of Northwestern Mutual and the distributor of the Mason Street Fund, will enter into one or more agreements with subsidiaries of Federated pursuant to which NMIS will be entitled to receive servicing and/or account administration fees on shareholder accounts for which it serves as the broker or dealer of record and performs services. Such fees will be in an aggregate annual amount of 0.15% on the NAV of the shares of the Federated Fund that are held by Northwestern Mutual or any of its affiliates for their own account, and 0.25% on the NAV of such shares which are held by other shareholders. For more information with respect to applicable arrangements for the payment of servicing and/or account administration fees, see "Comparative Fee Tables" and "Advisory and Other Fees" herein.


      Under the Agreement, Northwestern Mutual has also agreed not to redeem any shares that are held by Northwestern Mutual or any of its affiliates for their own account for a period of two years following the closing of the Reorganization. For more information with respect to share ownership of the Mason Street Fund, see "About the Proxy Solicitation and the Special Meeting; Share Ownership of the Funds" herein.

Reasons for the Reorganization

      In November 2005, MSA informed the Mason Street Board that it intended to engage in discussions with third parties regarding the potential reorganization of the Mason Street Funds, Inc. These discussions were part of a strategic initiative to benefit Mason Street Funds' shareholders. As such, MSA sought to enter into a transaction with a third party whose existing mutual fund business, when combined with the Mason Street Funds, Inc. would potentially maximize economies of scale for the funds, increase the likelihood of asset growth through increased distribution capabilities, offer more efficient operations, provide solid investment performance and greater diversification of investment portfolios.

      At an in-person meeting of the Board on November 3, 2005 (the "November meeting"), MSA and Federated made an initial proposal regarding the Reorganization. At the November meeting, the Board received written materials that contained information about the proposed Reorganization, including an overview of the Federated Fund and Federated's investment management and distribution capabilities. In addition, MSA provided the Board with comparative fee and expense information, comparative total return information for the funds and a comparison of investment objectives and strategies for the funds. Finally, MSA provided the Board with written materials regarding the structure of the proposed Reorganization and the federal income tax consequences of the Reorganization.

      In advance of the November meeting, MSA, with the assistance of its counsel, conducted a due diligence review of Federated. The review covered the Federated Fund, Federated and each Federated entity that provides or was proposed to provide services to the combined fund after the Reorganization. With respect to the Federated Fund, the review included, among other things:
(a) organizational documents; (b) certain documents filed with the SEC; (c) certain service provider contracts; (d) certain materials related to the registration of shares; (e) certain materials concerning legal proceedings and regulatory matters; (f) certain materials concerning insurance; and (g) certain fund policies and procedures. With respect to Federated and its affiliates, the review included, among other things: (a) certain organizational documents; (b) certain materials concerning legal proceedings and regulatory matters; (c) various aspects of investment management and fiduciary compliance; (d) various aspects of risk management processes and procedures; (e) various aspects of brokerage and trading practices; (f) certain personnel matters; (g) certain materials concerning insurance; (h) certain financial statements; and (i) various aspects of administrative systems.

      At a  telephonic  meeting on December 14,  2005,  the Board  unanimously determined that the Reorganization was in the best interests of the shareholders of the Mason Street Funds, Inc. and the Mason Street Fund, and that the interests of the shareholders of the Mason Street Fund would not be diluted as a result of the Reorganization.

      In determining whether to approve the Reorganization and to recommend approval of the Reorganization to the Mason Street Fund shareholders, the Board made inquiries into a number of matters and considered the following, among other things:

o The viability of the Mason Street Fund absent approval of the proposed Reorganization;

o The investment objectives and principal investment strategies of the Mason Street Fund and the Federated Fund;

o    The  comparative  performance  of the Mason  Street Fund and the  Federated
     Fund;

o The comparative expenses of the Mason Street Fund and the Federated Fund and the pro forma expenses of the Federated Fund after giving effect to the Reorganization;

o    The comparative sizes of the funds;

o    The consequences of the Reorganization for federal income tax purposes; and

o MSA's and/or Federated's undertaking to pay all the costs and expenses of preparing, printing and mailing this Proxy Statement/Prospectus and related solicitation expenses for the approval of the Reorganization.

      MSA proposed the Reorganization as part of a strategic initiative to benefit the Mason Street Fund shareholders. In addition to the Reorganization, the Board has approved a related series of reorganizations of the remaining series portfolios of Mason Street Funds, Inc. In considering the Reorganization, the Board noted that the funds have similar investment objectives, are managed using similar investment strategies and invest in similar securities. In addition, the Federated Fund's performance track record is slightly better than the Mason Street Fund and the expenses of the combined fund are expected to be lower than those of the Mason Street Fund.

      See   "Comparison   of   Potential   Risks  and   Rewards;   Performance
Information" in this Prospectus/Proxy Statement.

      The Board also considered the operating expenses the funds incur. The Board noted that the investment advisory fee applicable to the Federated Fund, as a percentage of average daily net assets, is approximately 0.15% higher than the advisory fee applicable to the Mason Street Fund. However, the Board noted that the total annual operating expenses of the combined fund, as a percentage of net assets, are expected to be approximately 0.11% and 0.76% lower than those of Class A and Class B shares of the Mason Street Fund, respectively.

      Based on the foregoing and the information presented at the two Board meetings discussed above, the Board determined that the Reorganization is advisable and in the best interests of the Mason Street Fund and will not dilute the interests of the Mason Street Fund's shareholders. Therefore, the Board recommended approval of the Reorganization.


            BASED ON THIS INFORMATION, THE BOARD OF THE MASON STREET FUND UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS OF THE MASON STREET FUND APPROVE
                              THE REORGANIZATION.


Comparative Information on Shareholder Rights and Obligations

      GENERAL. The Federated Fund and the Mason Street Fund are open-end, series of management investment companies registered under the 1940 Act, which continuously offer to sell shares. Federated Index Trust is a series of a business trust pursuant to a Declaration of Trust under the laws of the
Commonwealth of Massachusetts. The Mason Street Fund Funds, Inc. is organized as a Maryland corporation pursuant to its Articles of Incorporation under the laws of the State of Maryland. Each of the Federated Fund and the Mason Street Fund is governed by its respective Declaration of Trust/Articles of
Incorporation, Bylaws and Board of Trustees/Directors, in addition to applicable state and federal law. The rights of shareholders of the Federated Fund and shareholders of the Mason Street Fund are set forth in the applicable Declaration of Trust/Articles of Incorporation and Bylaws. Set forth below is a brief summary of the significant rights of shareholders of the Federated Fund and shareholders of the Mason Street Fund.


      SHARES OF THE  FEDERATED  FUND AND THE MASON  STREET FUND.  The  Federated
Fund is authorized to issue an unlimited number of shares of beneficial interest, which have no par value. The Board of Federated Index Trust has established one class of unnamed shares of the Federated Fund. The Board of the Mason Street Funds, Inc. has established two classes of shares of the Mason Street Fund, known as Class A Shares and Class B Shares. The Mason Street Funds, Inc. are authorized to issue 3,300,000,000 shares of capital stock, par value of $.001, with an aggregate par value of $3,300,000. Of the 3,300,000,000 authorized shares, 300,000,000 have been designated to the Mason Street Fund (149,180,155 for Class A Shares and 120,819,845 for Class B Shares). The remaining shares of capital stock have been designated to other portfolios of the Mason Street Funds, Inc. Issued and outstanding shares of both of the Federated Fund and the Mason Street Fund are fully paid and non-assessable, and freely transferable.


      VOTING RIGHTS. Neither the Federated Fund nor the Mason Street Fund are required to hold annual meetings of shareholders, except as required under the 1940 Act or by state law. Shareholder approval is generally necessary only for certain changes in operations or the election of trustees under certain circumstances. Each of the Federated Fund and the Mason Street Fund provides that a special meeting of shareholders may be called for any permissible purpose upon the written request of the holders of at least 10% of the Federated Fund and at least 25% of the Mason Street Fund of the outstanding shares of the series or class of the Federated Fund or the Mason Street Fund, as the case may be, entitled to vote. Each share of each Federated Fund and each Mason Street Fund gives the shareholder one vote in trustee/director elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in each of the Federated Fund and the Mason Street Fund have equal voting rights with other portfolios or classes within the business trust or corporation of which they are a series, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

      TRUSTEES/DIRECTORS. The Declaration of Trust for Federated Index Trust provides that the term of office of each Trustee shall be for the lifetime of Federated Index Trust or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity. The Bylaws for the Mason Street Fund provide that each Director shall hold office until the annual meeting next after the Director becomes a Director and until the election and qualifications of his successor. A Trustee of Federated Index Trust may be removed by: (i) written instrument signed by at least two-thirds of the Trustees, (ii) a majority vote of the Trustees if the Trustee has become mentally or physically incapacitated or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders. A vacancy on the Board of any Federated Fund and the Mason Street Fund may be filled by the Trustees/Directors remaining in office, subject to certain restrictions in the Investment Company Act. A meeting of shareholders of the Federated Fund and the Mason Street Fund will be required for the purpose of electing additional Trustees/Directors whenever fewer than a majority of the Trustees/Directors then in office were elected by shareholders.

      LIABILITY OF TRUSTEES/DIRECTORS AND OFFICERS. Under the Declaration of Trust of Federated Index Trust (the Federated Fund is a portfolio of Federated Index Trust), a Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Bylaws for Federated Index Trust further provide that Trustees and officers will be indemnified by Federated Index Trust, as the case may be, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.


      The Articles of Incorporation of the Mason Street Fund state that Mason Street Funds, Inc. shall indemnify to the fullest extent permitted by law (including the Maryland General Corporate Law and the 1940 Act) any person made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person is or was a Director or Officer of the Mason Street Funds, Inc. To the fullest extent permitted by law (including the Maryland General Corporate Law and the Investment Company Act), expenses incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by Mason Street Funds, Inc. promptly upon receipt by it of an undertaking of such person to repay such expenses if it shall ultimately be determined that such person is not entitled to be indemnified by Mason Street Funds, Inc.


      SHAREHOLDER LIABILITY. The Federated Fund is organized as a portfolio of a Massachusetts business trust. Under certain circumstances, shareholders of the Federated Fund may be held personally liable as partners under Massachusetts law for obligations of the Federated Fund. To protect its shareholders, the Federated Fund has filed legal documents with the
Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Federated Fund. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that the Federated Fund or its Trustees enter into or sign.


      In the unlikely event a shareholder is held personally liable for the Federated Fund's obligations the Federated Fund is required to use its property to protect or compensate the shareholder. On request, the Federated Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Federated Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Federated Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Federated Fund.


      The above discussion of potential shareholder liability does not apply to the Mason Street Fund since it is organized as a Maryland corporation.


      TERMINATION. In the event of the termination of the Federated Fund or any portfolio or class of the Federated Fund or of the termination of the Mason Street Fund or any portfolio or class of the Mason Street Fund, the shareholders of the respective portfolio or class are entitled to receive, when and as declared by its Trustees/Directors, the excess of the assets belonging to the respective portfolio or class over the liabilities belonging to the respective portfolio or class. In either case, the assets belonging to the portfolio or class will be distributed among the shareholders in proportion to the number of shares of the respective portfolio or class held by them.


            INFORMATION ABOUT THE FEDERATED FUND AND THE MASON STREET FUND


Federated Fund

      Federated Index Trust on behalf of the Federated Fund, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Federated Fund can be obtained by calling or writing the fund and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC's website (www.sec.gov).

      This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by Federated Index Trust with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Federated Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.


Mason Street Fund

      The Mason Street Fund is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. Reports, the proxy and information statements, and other information filed by the Mason Street Fund can be obtained by calling or writing the Mason Street Fund and can also be inspected and copied by the public at the public reference facilities maintained by the SEC at the addresses listed in the previous section, or obtained electronically from the SEC's website (www.sec.gov).

              ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING


      Proxies are being solicited by the Board Directors of the Mason Street Fund. The proxies will be voted at the special meeting of shareholders of the Mason Street Fund to be held on March 15, 2006 at 720 Wisconsin Avenue, Milwaukee, Wisconsin 53202, at 10:00 a.m. (Central Time) (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by FEMCOPA and/or MSA or their affiliates. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of FEMCOPA, MSA, NMIS or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. FEMCOPA and/or MSA may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.


      The purpose of the Special Meeting is set forth in the accompanying Notice. The Directors know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about February 3, 2006 to shareholders of record at the close of business on January 20, 2006 (the "Record Date").

      Annual and semi-annual reports of the Federated Fund, which includes audited financial statements for the fiscal year ended October 31, 2005 and unaudited financial statements for the period ended April 30, 2005, respectively; and the annual and semi annual reports of the Mason Street Fund, which includes audited financial statements for the fiscal year ended March 31, 2005, and unaudited financial statements for the period ended September 30, 2005, were previously mailed to shareholders. The Federated Fund or the Mason Street Fund, as the case may be, will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the annual reports and/or the semi-annual reports for the Federated Fund and the Mason Street Fund. Requests for annual reports or semi-annual reports for the Federated Fund and the Mason Street Fund may be made by writing to the Federated Fund's or the Mason Street Fund's principal executive offices or by calling the Federated Fund or the Mason Street Fund. The principal executive office of the Federated Fund is located at 5800 Corporate Drive, Pittsburgh, PA 15237-7000. The principal executive office of the Mason Street Fund is 720 East Wisconsin Avenue Milwaukee, Wisconsin 53202. These documents, as well as additional information about the funds (including portfolio holdings, performance, and distributions), are also available on the websites for the Federated Fund and the Mason Street Fund. The website for the Federated Fund is www.FederatedInvestors.com and the website for the Mason Street Fund is www.masonstreetfunds.com.

      The Federated Fund's toll-free telephone number is 1-800-341-7400, and the Mason Street Fund's toll-free telephone number is 1-888-627-6678.


Proxies, Quorum and Voting at the Special Meeting

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Mason Street Fund is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of the Federated Fund are not being solicited since their approval is not required in order to effect the Reorganization.

      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Mason Street Fund. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.


      Each shareholder of the Mason Street Fund will vote separately on the approval of the Plan. In order to hold the Special Meeting with respect to the Mason Street Fund, a "quorum" of shareholders of the fund must be present. The presence in person or by proxy of shareholders entitled to cast a majority of all votes entitled to be cast will constitute a quorum for the purpose of voting on approval of the Plan. Northwestern Mutual and its subsidiaries hold in excess of 5% of the outstanding voting securities of the Mason Street
Fund   See "Share Ownership of the Funds".


      Shareholder approval with respect to the Mason Street Fund requires the affirmative vote of a majority of the outstanding voting securities of the fund as defined in the 1940 Act. The 1940 Act defines a majority of the outstanding voting securities of a fund (a "1940 Act Majority") as the lesser of (a) the vote of holders of 67% or more of the voting securities of the fund present in person or by proxy, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy, or (b) the vote of the holders of more than 50% of the outstanding voting securities of the fund. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Plan.


      If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal described in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

      Through its direct and indirect ownership of shares of the Mason Street Fund, Northwestern Mutual could have or control enough votes to affect the outcome of the vote. Shares of the Mason Street Fund held by Northwestern Mutual or its affiliates will be counted for purposes of determining whether a quorum is present at the Special Meeting. However, in order to avoid any conflict of interest, Northwestern Mutual and its affiliates will vote such shares FOR or AGAINST the Reorganizations in proportion to the votes received FOR or AGAINST the Reorganizations by unaffiliated shareholders - so-called "shadow voting."


Share Ownership of the Funds
      Officers and Directors of the Mason Street Fund own less than 1% of the Mason Street Fund's outstanding shares.
      At the close of business on December 30, 2005, the following persons owned, to the knowledge of management, more than 5% of the outstanding Class
A Shares of the Mason Street Fund:

      Northwestern  Mutual,  owned  approximately  13,554,690  Class A  Shares
(83.11%).

      At the close of business on December 30, 2005, no shareholder on record owned, to the knowledge of management, more than 5% of the outstanding Class B Shares of the Mason Street Fund.

      Officers and Trustees of the Federated Fund own less than 1% of the Federated Fund's outstanding shares.

      At the close of business on the Record Date, the following persons owned, to the knowledge of management of the Federated Fund more than 5% of the outstanding shares of the Federated Fund:

      Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 5,348,738 shares (12.58%); The Standard Insurance, Portland, OR, owned approximately 5,840,046 shares (13.73%); and Saxon & Co., Philadelphia, PA, owned approximately 2,751,079 shares (6.47%).

      Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


         OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      The Mason Street Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to the Mason Street Funds, 720 East Wisconsin Avenue, Milwaukee, WI 53202, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Mason Street Funds, Inc.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD
 AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN
                              THE UNITED STATES.


                                                 By Order of the Board of
                                                 Directors,



                                                 /s/ Mark G. Doll
                                                 Mark G. Doll
                                                 President
February 3, 2006

                                                                       Annex A
                      SUMMARY OF INVESTMENT LIMITATIONS


The following chart contains a summary of the fundamental and non-fundamental investment limitations of the Federated Fund and the Mason Street Fund. A policy that is fundamental may not be changed without shareholder approval.


                            INVESTMENT LIMITATIONS




FEDERATED FUND                                 MASON STREET FUND

Diversification (fundamental)                  Diversification
With respect to securities comprising
75% of the value of its total assets,          The Mason Street Fund has no
the fund will not purchase securities          corresponding limitation.
of any one issuer (other than cash;
cash items; securities issued or
guaranteed by the government of the
United States or its agencies or
instrumentalities and repurchase
agreements collateralized by such U.S.
government securities; and securities
of other investment companies) if, as a
result, more than 5% of the value of
its total assets would be invested in
securities of that issuer, or the fund
would own more than 10% of the
outstanding voting securities of that
issuer.



Borrowing Money and Issuing Senior             Borrowing Money and Issuing Senior
Securities (fundamental)                       Securities (fundamental)
The fund may borrow money, directly or
indirectly, and issue senior securities        The fund may not issue securities
to the maximum extent permitted under          senior to the fund's presently
the 1940 Act.                                  authorized shares of beneficial
                                               interest except to the extent
                                               permitted by the 1940 Act and the
                                               rules and regulations thereunder, or
                                               pursuant to any exemptive relief
                                               granted by the SEC. This restriction
                                               shall not be deemed to prohibit the
                                               fund from (a) making any permitted
                                               borrowings, loans, mortgages or
                                               pledges; (b) entering into options,
                                               futures contracts, forward contracts,
                                               repurchase transactions or reverse
                                               repurchase transactions, (c) engaging
                                               in when-issued and delayed delivery
                                               transactions, or (d) making short
                                               sales of securities to the extent
                                               permitted by the 1940 Act and the
                                               rules and regulations thereunder, or
                                               pursuant to any exemptive relief
                                               granted by the SEC.

                                               The fund may not borrow money, except
                                               that a fund may borrow money to the
                                               extent permitted by the 1940 Act and
                                               the rules and regulations thereunder,
                                               or to the extent permitted by any
                                               exemptive relief granted by the SEC.

Concentration (fundamental)                    Concentration of Investments
The fund will not make investments that        (fundamental)
will result in the concentration of its        The fund may concentrate its
investments in the securities of               investments within the meaning of the
issuers primarily engaged in the same          1940 Act and the rules and regulations
industry. Government securities,               thereunder, and any exemptive relief
municipal securities and bank                  granted by the SEC.   The fund only
instruments are not deemed to                  concentrates to the extent that it
constitute an industry.                        would be necessary to replicate the
                                               index.  The SEC Staff has granted
                                               additional limited exemption from the
                                               concentration rules for index funds,
                                               such as the Mason Street Fund because
                                               of the unique nature of these funds
                                               tracking an independent index.
                                               Currently, the Mason Street Fund does
                                               not concentrate in an industry.

Investing in Real Estate (fundamental)         Investing in Real Estate (fundamental)
The fund may not purchase or sell real         The fund may not purchase or sell real
estate, provided that this restriction         estate. However, the fund may invest
does not prevent the fund from                 in securities issued by companies,
investing in issuers which invest,             including real estate investment
deal, or otherwise engage in                   trusts, which invest in real estate or
transactions in real estate or                 interests therein.
interests therein, or investing in
securities that are secured by real
estate or interests therein. The fund
may exercise its rights under
agreements relating to such securities,
including the right to enforce security
interests and to hold real estate
acquired by reason of such enforcement
until that real estate can be
liquidated in an orderly manner.

Underwriting (fundamental)                     Underwriting (fundamental)
The fund may not underwrite the                The fund may not engage in the
securities of other issuers, except            business of underwriting the
that the fund may engage in                    securities of other issuers, except as
transactions involving the acquisition,        permitted by the 1940 Act and the
disposition or resale of its portfolio         rules and regulations thereunder, or
securities, under circumstances where          pursuant to any exemptive order
it may be considered to be an                  granted by the SEC. This restriction
underwriter under the Securities Act of        does not prevent the fund from
1933.                                          engaging in transactions involving the
                                               acquisition, disposition or resale of
                                               portfolio securities, regardless of
                                               whether a fund may be considered an
                                               underwriter under the Securities Act
                                               of 1933, as amended, and does not
                                               prevent a Fund from selling its own
                                               shares.

Lending (fundamental)                          Lending (fundamental)
                                               The fund may not make loans to other
The fund may not make loans, provided          persons except to the extent permitted
that this restriction does not prevent         by the 1940 Act and the rules and
the fund from purchasing debt                  regulations, and pursuant to any
obligations, entering into repurchase          exemptive relief granted by the SEC.
agreements, lending its assets to              This restriction shall not prevent the
broker/dealers or institutional                fund from making loans (a) through the
investors and investing in loans,              lending of its portfolio securities,
including assignments and participation        (b) through the purchase of debt
interests.                                     securities, loan participations and/or
                                               engaging in direct corporate loans in
                                               accordance with its investment
                                               objectives and policies, (c) to the
                                               extent the entry into a repurchase
                                               agreement is deemed to be a loan, or
                                               (d) to affiliated investment companies
                                               to the extent permitted by the 1940
                                               Act and the rules and regulations
                                               thereunder, or any exemptions there
                                               from that may be granted by the SEC.

Commodities (fundamental)                      Commodities (fundamental)
The fund may not purchase or sell              The fund may not purchase or sell
physical commodities, provided that the        physical commodities, unless acquired
fund may purchase securities of                as a result of ownership of securities
companies that deal in commodities.            or other instruments. This restriction
                                               does not prohibit the  fund from
                                               engaging in transactions involving
                                               foreign currency, futures contracts
                                               and options, forward contracts, swaps,
                                               caps, floors, collars, securities
                                               purchased on a forward commitment or
                                               delayed-delivery basis, or other
                                               derivative investments, or other
                                               financial instruments that are secured
                                               by physical commodities, in accordance
                                               with the 1940 Act and the rules and
                                               regulations thereunder, or pursuant to
                                               exemptive relief granted by the SEC.

Restricted and Illiquid Securities             Illiquid Securities (non-fundamental)
(non-fundamental)                              The fund may invest up to 15% of its
The fund may invest in restricted              net assets in securities acquired in
securities. Restricted securities are          private placement transactions and
any securities in which the fund may           other illiquid assets
invest pursuant to its investment
objective and policies but which are
subject to restrictions on resale under
federal securities law. Under criteria
established by the Federated Fund's
Board certain restricted securities are
determined to be liquid. To the extent
that restricted securities are not
determined to be liquid, the fund will
limit their purchase, together with
other illiquid securities to 15% of its
net assets.

The fund will not purchase securities
for which there is no readily available
market, or enter into repurchase
agreements or purchase time deposits
that the fund cannot dispose of within
seven days, if immediately after and as
a result, the value of such securities
would exceed, in the aggregate, 15% of
the fund's net assets.

Purchases on Margin (non-fundamental)          Purchases on Margin
The fund will not purchase securities          The Mason Street Fund has no
on margin, provided that the fund may          corresponding limitation.
obtain short-term credits necessary for
the clearance of purchases and sales of
securities and further provided that
the fund may make margin deposits in
connection with its use of financial
options and futures, forward and spot
currency contracts, swap transactions
and other financial contracts or
derivative instruments.

Pledging Assets (non-fundamental)              Pledging Assets
The fund will not mortgage, pledge or
hypothecate any of its assets, provided        The Mason Street Fund has no
that this shall not apply to the               corresponding limitation.
transfer of securities in connection
with any permissible borrowing or to
collateral arrangements in connection
with permissible activities.




Investing in Securities of Other               Investing in Securities of Other
Investment Companies (non-fundamental)         Investment Companies
The fund may invest its assets in
securities of other investment                 The Mason Street Fund has no
companies, including securities of             corresponding limitation.
affiliated investment companies, as an
efficient means of carrying out its
investment policies and managing its
uninvested cash.

Leveraging                                     Leveraging (non-fundamental)

The Federated Fund has no corresponding        The Mason Street Fund may borrow money
limitation.                                    for the purpose of leveraging or
                                               investment in an amount in excess of
                                               15% of total assets.



                                                                     Exhibit A

          AMENDED AND RESTATED AGREEMENT AND PLAN OF REORGANIZATION

 AMENDED AND RESTATED AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FEDERATED
   INDEX TRUST, WITH RESPECT TO FEDERATED MID-CAP INDEX FUND AND THE MASON STREET FUNDS, INC., WITH RESPECT TO THE MASON STREET INDEX 400 STOCK FUND

      THIS AMENDED AND RESTATED AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of December 14, 2005 and as subsequently amended on January 24, 2006, by and between Federated Index Trust, a Massachusetts Business Trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Federated Trust"), with respect to its Federated Mid-Cap Index Fund (the "Acquiring Fund"), a series of the Federated Trust, and Mason Street Funds, Inc., a Maryland corporation, with its principal place of business at 720 East Wisconsin Avenue, Milwaukee, WI 53202 (the "Corporation"), with respect to its Mason Street Index 400 Stock Fund, a series of the Corporation ("Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").

      This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of:
(i) the transfer of all of the assets of the Acquired Fund in exchange for Shares, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of Shares of the Acquiring Fund to the holders of Class A Shares and Class B Shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

      WHEREAS, the Acquiring Fund and the Acquired Fund is a separate series of the Federated Trust and the Corporation, respectively, and the Federated Trust and the Corporation are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their shares of beneficial interests and common stock, respectively;

      WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

      WHEREAS, the Directors of the Corporation have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


                                  ARTICLE I
TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES
                     AND LIQUIDATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by aggregating for each class of shares of the Acquired Fund the product of (a) the shares outstanding of such class of the Acquired Fund, times (b) the ratio computed by dividing (x) the net asset value per share of such class of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2 Holders of the Class A Shares and Class B Shares of the Acquired Fund will receive Shares of the Acquiring Fund without a sales load, commission or other similar fee being imposed (it also is understood that the initial minimum investment amount of $25,000 that is applicable to initial purchases into the fund shall be waived with respect to such Acquired Fund shareholders). Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.
      The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount described in paragraph 1.1, to be distributed to Acquired Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

1.8   TERMINATION.  The Acquired Fund shall be terminated  promptly  following
the   Closing   Date  and  the  making  of  all   distributions   pursuant  to
paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the
Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.


                                  ARTICLE II
                                  VALUATION

2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares and Acquired Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund's shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by aggregating for each class of shares of the Acquired Fund the product of (a) the shares outstanding of such class of the Acquired Fund, times (b) the ratio computed by (x) dividing the net asset value per share of such class of the Acquired Fund determined in accordance with paragraph 2.2 by (y) the net asset value per share of the Acquiring Fund Shares determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

                                 ARTICLE III
                           CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about March 31, 2006, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN'S CERTIFICATE. J.P. Morgan Chase Bank, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT'S CERTIFICATE. Boston Financial Data Services, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Corporation or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, custodian certificates, transfer agent certificates, president, vice president, treasurer, secretary, chief financial officer and other officer certificates, instructions, acknowledgements, receipts, legal opinions and other documents, if any, as such other party or its counsel may reasonably request.

                                  ARTICLE IV
                        REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Corporation, on behalf of the Acquired Fund, represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:
a) The Acquired Fund is a separate series of the Corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.
b) The Corporation is registered as an open-end management investment company under the 1940 Act, and the Corporation's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.
c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Corporation's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.
e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.
f) Except as otherwise disclosed in writing to the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g) The audited financial statements of the Acquired Fund as of March 31, 2005, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.
h) The unaudited financial statements of the Acquired Fund as of September 30, 2005, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.
i) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.
j) All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown to be due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Corporation's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
k) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the
      Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.
l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.
m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
n) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
o) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Corporation with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
p) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.
q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or of Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the Corporation, on behalf of the Acquired Fund, as follows:
a) The Acquiring Fund is a separate series of a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.
b) The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.
c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Federated Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.
e) Except as otherwise disclosed in writing to the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f) The financial statements of the Acquiring Fund as of October 31, 2005 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.
g) Since the date of the financial statements referred to in paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.
h) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown to be due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Federated Trust's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
i) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.
j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
k) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.
l) The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
m) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Federated Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
n) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
o)    No  governmental  consents,  approvals,  authorizations  or filings  are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

                                  ARTICLE V
            COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Corporation will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Corporation's Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Federated Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code, for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

5.9 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                  ARTICLE VI
           CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:


6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Federated Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.


                                 ARTICLE VII
          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
      The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:


7.1 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Corporation's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Corporation.

                                 ARTICLE VIII
              FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                       ACQUIRING FUND AND ACQUIRED FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:


8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Corporation's Articles of Incorporation and By-Laws, as amended or supplemented. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP substantially to the effect that for federal income tax purposes:
a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.
b)    No gain or loss  will be  recognized  by the  Acquiring  Fund  upon  the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.
c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.
d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.
e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.
f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.
Such opinion shall be based on customary assumptions and such representations as Dickstein Shapiro Morin & Oshinsky LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.


8.6 The Acquired Fund shall receive an opinion of Reed Smith LLP, counsel to the Acquiring Fund, in form and substance reasonably acceptable to the Acquired Fund, covering such matters as may be reasonably requested by the Acquired Fund and its counsel.

8.7 The Acquiring Fund shall receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP, counsel to the Acquired Fund, in form and substance reasonably acceptable to the Acquiring Fund, covering such matters as may be reasonably requested by the Acquiring Fund and its counsel.

                                  ARTICLE IX
                                   EXPENSES

9.1 Federated Equity Management Company of Pennsylvania and/or Mason Street Advisors LLC or their affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization, provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage;
(c) printing;  (d) accounting  fees;  (e) legal  fees  incurred  by each Fund;
(f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

                                  ARTICLE X
                   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Federated Trust, on behalf of the Acquiring Fund, and the Corporation, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                  ARTICLE XI
                                 TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Federated Trust and the Corporation. In addition, either the Federated Trust or the Corporation may at its option terminate this Agreement at or before the Closing Date due to:
a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;
b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or
c) a determination by a party's Board of Directors/Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Corporation or the Federated Trust, respectively, and notice given to the other party hereto.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Federated Trust, the Corporation, or their respective Trustees/Directors or officers, to the other party or its Trustees/Directors or officers.

                                 ARTICLE XII
                                  AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Corporation and the Federated Trust as specifically authorized by their respective Board of Directors/Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.


                                 ARTICLE XII
              HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                           LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the Federated Trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Federated Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Acquiring Fund and signed by authorized officers of the Federated Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Federated Trust property of the Acquiring Fund as provided in the Federated Trust's Declaration of Trust.


IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                    MASON STREET FUNDS, INC.
                                    on behalf of its portfolio,
                                    Mason Street Index 400 Stock Fund

                                    /s/ Mark G. Doll
                                    ----------------------------
                                    Mark G. Doll, President



                                    FEDERATED INDEX TRUST
                                    on behalf of its portfolio,
                                    Federated Mid-Cap Index Fund

                                    /s/ John W. McGonigle
                                    -----------------------------
                                    John W. McGonigle, Secretary



                                  EXHIBIT B
                 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FEDERATED MID-CAP INDEX FUND

Federated Mid-Cap Index Fund produced a total return of 17.09%, based on NAV during the reporting period ended October 31, 2005. The Fund's benchmark, the S&P MidCap 400 Index(1) (S&P 400), closed at 864.57, with a total return of 17.65% during the reporting period.

The end of 2004 brought a significant rise in the S&P 400, followed by positive gains throughout 2005. For the two months ended December 31, 2004, the S&P 400 had a total return of 10.39%, followed by a total return of 6.58% from January 1, 2005 through October 31, 2005.

Value outperformed growth during the reporting period, with the S&P MidCap 400/Barra Value Index(2) returning 18.62%, while the S&P MidCap 400/Barra Growth Index(3) posted a return of 16.59%.

Turning to sector performance, all ten sectors(4) posted a positive return for the reporting period. The top performer for the reporting period was Energy returning 49.75%, followed by Consumer Staples and Healthcare returning 27.88% and 23.59%, respectively. The worst performer during the reporting period was Telecommunications returning 1.43%, followed by Consumer Discretionary and Technology returning 9.08% and 11.26%, respectively.

The S&P 400 incurred several composition name changes over the reporting period and the Fund benefited from its trading strategy to adjust the portfolio's holdings accordingly.

The Fund utilized S&P 400 futures to provide equity exposure on the Fund's cash balances. While over the long-term, S&P 400 futures should mirror the performance of the S&P 400, pricing disparity can occur in the short-term and the Fund can benefit or be harmed by trading futures instead of stocks when money goes in and out of the Fund. During the reporting period, the Fund benefited from its trading of futures contracts.

In addition, the total return of the Fund's shares reflects the negative impact of actual cash flows, transaction costs and other expenses.

 1 The S&P MidCap 400 Index is a market capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and investments cannot be made in an index. "Standard & Poor's(R)", "S&P(R)", "S&P MidCap 400 Index", "Standard & Poor's MidCap 400 Index" are trademarks of Standard & Poor's Ratings Services ("S&P") and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.
2 The S&P MidCap 400/Barra Value Index is a market capitalization-weighted index of the stocks in the S&P MidCap 400 Index having the lowest price-to-book ratios. The index consists of approximately half of the S&P MidCap 400 Index on a market capitalization basis. The index is unmanaged, and investments cannot be made in an index.
3 The S&P MidCap 400/Barra Growth Index is a market capitalization-weighted index of the stocks in the S&P MidCap 400 Index having the highest price-to-book ratios. The index consists of approximately half of the S&P MidCap 400 Index on a market capitalization basis. The index is unmanaged, and investments cannot be made in an index.
4 Sector classifications are based upon the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC).
------------------------------------------------------------------------------
 Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.
------------------------------------------------------------------------------


GROWTH OF A $25,000 INVESTMENT
The graph below illustrates the hypothetical investment of $25,000(1) in Federated Mid-Cap Index Fund (the "Fund") from October 31, 1995 to October 31, 2005 compared to the S&P 400(.2)

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.
2 The S&P 400 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Average Annual Total Returns for the Period Ended 10/31/2005

----------------------------------------------
1 Year            17.09%
----------------------------------------------
5 Years            6.70%
10 Years          13.34%


                 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

THE MASON STREET INDEX 400 STOCK FUND

Objective: To seek investment results that approximate the performance of the S&P MidCap 400 Index, by investing in stocks included in the S&P MidCap 400 Index.

Portfolio: Stocks included in the S&P MidCap 400 Index, most of which have a market value in the range of $750 million to $5 billion.

Strategy: To capture mid-cap market performance, at low cost, by investing in a portfolio modeled after a mid-cap stock index in proportion to weightings in the index.

Net Assets:  $197.9 million

The Index 400 Stock Fund seeks investment results that approximate the performance of the S&P MidCap 400 Index by investing in stocks included in the S&P MidCap 400 Index. The S&P MidCap 400 Index is composed of 400 common stocks. The S&P 400 Index does not include the very large issues that account for most of the weighting in the S&P 500(R) Index. Most of the companies in the S&P MidCap 400 Index have a market value in the range of $750 million to $5 billion. The Fund's strategy is to capture mid-cap market performance by investing in a portfolio modeled after a mid-cap stock index. The Fund invests in stocks included in the S&P MidCap 400 Index in proportion to their weightings in the Index and may buy or sell securities after announced changes in the Index but before or after the effective date of the changes to attempt to achieve higher correlation with the Index. The Fund is not managed in the traditional sense using economic, financial and market analysis. A computer program is used to determine which stocks are to be purchased or sold to achieve the Fund's objective. Therefore, the Fund remains neutral relative to the benchmark in terms of economic sectors, market capitalization and the growth and value styles of investing. The Fund will, to the extent feasible, remain fully invested. Cash flows are invested promptly to attempt to minimize their impact on returns and the Fund may purchase Index futures contracts in amounts approximating the cash held in the Fund's portfolio.

For the fiscal year ended March 31, 2005, the Index 400 Stock Fund returned 9.62% (Class A Shares before sales charges), slightly lagging the S&P MidCap 400 Index return of 10.43%. This index is unmanaged, cannot be invested in directly and does not include expenses or sales charges. Fund performance slightly lagged the S&P 400 Index due to transaction costs, administrative expenses, cash flow effects and holdings of stock index futures contracts. The difference between the returns for the Fund and the S&P MidCap 400 Index is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P MidCap 400 Index is not an actual mutual fund, there are no expenses charged against its return. The average return for the Fund's peer group, Mid-Cap Core Funds, was 8.68% for the twelve months ended March 31, 2005, according to Lipper, an independent company that provides mutual fund data and analysis. The underperformance of the Lipper peer group may in part be caused by the fact that this Lipper category contains many funds that, unlike the Fund, were actively managed.

During the twelve months ended March 31, 2005, U.S. stock prices were generally higher. Consumers were a positive influence on the economy throughout the year as they continued to borrow based on increasing home values. Although short-term interest rates rose during the twelve-month period, longer-term rates declined slightly. The low, long-term rates stimulated an already strong housing market. Refinancing mortgages at lower interest rates provided a huge benefit to homeowners, and the wealth effect generated by increased values gave homeowners confidence to continue spending. Returns for large capitalization stocks continued to underperform the returns for small and medium capitalization stocks during the fiscal year. For the twelve months ended March 31, 2005, the S&P 500(R) Index returned 6.69%, lagging the S&P 400 MidCap Index return of 10.43% and the S&P 600 SmallCap Index return of 13.08%. Historically, small company stocks tend to take the lead during an economic recovery, followed by mid-cap stocks and then large-cap stocks, which proved to be the case for this twelve-month period. However, during the first quarter of 2005, a change was evident.
Small capitalization and large capitalization stocks lost -2.07% and -2.15%, respectively, while mid-capitalization stocks were down -0.40%.

During the twelve months ended March 31, 2005, mid-cap stocks outperformed large-cap stocks as higher beta stocks performed well for much of the year, particularly during the fourth quarter of 2004. All but one sector of the S&P 400 MidCap Index had positive returns during this period. The strongest performing sectors were Energy (posting a return of 45.5%) and Materials (with a 29.9% return), which both benefited from strong demand for energy and resources. Utilities (posting a 16.4% return) also benefited from the demand for energy. Consumer Staples, which are a good defensive play, posted a return of 13.7%, and Telecommunication Services gained 13.2%. The Industrials, Consumer Discretionary and Health Care sectors all posted double-digit returns, as well. Financials were positive (posting a return of 7.10%), but underperformed as higher interest rates held back returns. The only negative sector during this fiscal year was Technology (posting a -10.2% return), which sustained large losses on concerns over lower growth rates. Strong company contributors to the S&P 400 Index performance included National Oilwell Varco (up 158%), Cognizant Technology Solutions Corporation (up 105%), Murphy Oil Corp. (up 58%), Peabody Energy Corporation (up 104%), and Gilead Sciences Inc. (up 21%). Weak performers during the twelve months ended March 31, 2005 included Vishay Intertechnology, Inc. (down 42%), Krispy Kreme Doughnuts, Inc. (down 78%), Corinthian Colleges Inc. (down 53%) and Atmel Corp. (down 55%).

The Fund seeks to track the performance and weightings of stocks in the S&P 400 MidCap Index. However, the Index may change from time to time as companies merge, divest, and/or add to market capitalization. Standard & Poor's also may adjust the Index to better reflect the companies it believes are most representative of the make-up of the economy. During the twelve months ended March 31, 2005, there were 32 companies added to the Index and 32 companies deleted from the Index. S&P 400 MidCap Index adjustments during the twelve months ended March 31, 2005 included additions of Texas Regional Bancshares, F5 Networks, Yellow Roadway, Martek Biosciences, Gen-Probe Inc. Deletions included Retek Inc., National OilWell, Varco International, Banknorth Group, and First Health Group.
Sector Allocation 3/31/05
Telecom Services 1%
Materials 5%
Consumer Staples - 5%
Utilities 7%
Energy 7%
Health Care 12%
Financials 17%
Consumer Discretionary 19%
Information Technology 14%
Industrials 13%


Top 10 Equity Holdings 3/31/05


Company                                                  % Net Assets
Murphy Oil Corp.                                             0.74%
D.R. Horton, Inc.                                            0.74%
Legg Mason, Inc.                                             0.73%
Lennar Corp. - Class A                                       0.71%
Weatherford International, Ltd.                              0.68%
Coventry Health Care, Inc.                                   0.62%
Patterson Companies, Inc.                                    0.59%
Smith International, Inc.                                    0.57%
Whole Foods Market, Inc.                                     0.55%
The Washington Post Co. - Class B                            0.54%

Sector Allocation and Top 10 Equity Holdings are subject to change.




The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performances may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.masonstreetfunds.com.
Time period 7/12/99 through 3/31/05.

This graph assumes an initial investment of $10,000 made in Class A and Class B shares, with all sales charges on July 12, 1999 (commencement of operations). Returns shown include fee waivers and deductions for all Fund expenses. In the absence of fee waivers, total return would be reduced. The graph and the average annual total return table do not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns in the Performance Summary reflect the maximum sales charge for Class A and an applicable contingent deferred sales charge for Class B.

 TOTAL RETURN
                                           One             Five         Since
For the periods ended March 31, 2005       Year            Year*      Inception*
Index 400 Stock Fund
(Class A - without initial sales
charge)                                   9.62%            6.15%        8.74%
Index 400 Stock Fund
(Class A - with initial sales
charges)                                  4.38%            5.12%        7.81%
S&P MidCap 400 Index                      10.43%           6.87%        9.34%
Mid-Cap Core Funds Lipper Average         8.68%            4.92%          --

*Fund inception date is 7/12/99. Returns are annualized.
 The Standard & Poor's MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. As of March 31, 2005, the 400 companies in the composite had a median market capitalization of $2.3 billion and a total market value of $1.1 trillion. The MidCap 400 represents approximately 5.8% of the market value of Compustat's database of over 9,409 equities. This index is unmanaged, cannot be invested in directly and does not include expenses or sales charges.
The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. As of March 31, 2005, the 500 companies in the composite had a median market capitalization of $10.5 billion and a total market value of $10.9 trillion. The S&P 500 represents approximately 59.8% of the market value of Compustat's database of over 9,409 equities. The Index cannot be invested in directly and does not include administrative expenses or sales charges.
The Standard & Poor's SmallCap 600 Index is an unmanaged index of 600 selected common stocks of smaller U.S.-based companies compiled by Standard & Poor's Corporation. As of March 31, 2005, the 600 companies in the composite had a median market capitalization of $697.1 million and total market value of $514 billion. The SmallCap 600 represents approximately 2.8% of the market value of Compustat's database of over 9,409 equities.
The Lipper Equity Fund Performance Analysis Mid-Cap Core Funds Average is calculated by Lipper Analytical Services, Inc. and reflects the average investment return. The category consists of Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. Source: Lipper, Inc.


                     STATEMENT OF ADDITIONAL INFORMATION

                               FEBRUARY 3, 2006


                         Acquisition of the assets of

                      MASON STREET INDEX 400 STOCK FUND
                     a series of Mason Street Funds, Inc.
                            720 East Wisconsin Avenue
                            Milwaukee, Wisconsin 53202
                   Telephone No: 1-888-MASONST (1-888-627-6678)

                       By and in exchange for Shares of

                         FEDERATED MID-CAP INDEX FUND
                     a portfolio of Federated Index Trust

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-245-5000


      This Statement of Additional Information dated February 3, 2006, is not a prospectus. A Prospectus/Proxy Statement dated February 3, 2006, related to the above-referenced matter may be obtained from Federated Index Trust, on behalf of Federated Mid-Cap Index Fund ("Federated Fund"), Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                              TABLE OF CONTENTS


1. Statement of Additional Information of Federated Mid-Cap Index Fund, a portfolio of Federated Index Trust, dated December 31, 2005.

2. Statement of Additional Information of Mason Street Index 400 Stock Fund, a series of Mason Street Funds, Inc., dated July 22, 2005.

3. Financial Statements of Federated Mid-Cap Index Fund, a portfolio of Federated Index Trust, dated October 31, 2005.

4. Financial Statements of Mason Street Index 400 Stock Fund, a series of Mason Street Funds, Inc., dated March 31, 2005.

5. Financial Statements of Mason Street Index 400 Stock Fund, a series of Mason Street Funds, Inc., dated September 30, 2005.




                    INFORMATION INCORPORATED BY REFERENCE

      The Statement of Additional Information of Mason Street Index 400 Stock Fund (the "Mason Street Fund"), a series of Mason Street Funds, Inc. (the "Corporation"), is incorporated by reference to the Corporation's
Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A (File No. 333-17361), which was filed with the Securities and Exchange Commission ("SEC") on July 22, 2005. A copy may be obtained from the Corporation at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, Telephone No: 1-888-MASONST (1-888-627-6678).

      The Statement of Additional Information of Federated Mid-Cap Index Fund (the "Federated Fund"), a portfolio of Federated Index Trust, is incorporated by reference to the corporation's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A (File No. 33-33852), which was filed with the SEC on December 28, 2005. A copy may be obtained from the corporation at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone
Number:  1-800-341-7400.

      The audited financial statements of the Mason Street Fund dated March 31, 2005, are incorporated by reference to the Annual Report to Shareholders of the Mason Street Fund, which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on May 27, 2005.

      The audited financial statements of the Federated Fund dated October 31, 2005, are incorporated by reference to the Annual Report to Shareholders of the Federated Fund, which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on December 28, 2005.

      The unaudited financial statements of the Mason Street Fund, dated September 30, 2005, are incorporated herein by reference to its Semi-Annual Report to Shareholders dated September 30, 2005, which was filed with the SEC pursuant to Section 30(d) of the Investment Company Act of 1940 on November 22, 2005.



Federated Fund
Mason Street Fund
Pro Forma Combing Portfolios of Investments
October 31, 2005 (Unaudited)

                                                           Description                       Federated                     Federated
                                                                                                                             Fund
                Mason Street    Pro Forma                                                                    Mason Street  Pro Forma
Federated Fund     Fund         Combined                                                                     Fund           Combined
--------------  ------------    ------------        -----------------------------------------------------   -------------- ---------
--------------  ------------    ------------        -----------------------------------------------------   -------------- ---------
   Shares or                                                                               Market Value
   Principal
    Amount
                                                    Common Stocks--86.0%(1)
                                                    Consumer Discretionary--14.0%
    39,210        9,200          48,410  (2,3)    99 Cents Only Stores                          $378,377        $88,780    $467,157
    62,426        16,600         79,026           Abercrombie & Fitch Co., Class A              3,245,527       863,034    4,108,561
    76,950        20,700         97,650  (2)      Advance Auto Parts, Inc.                      2,885,625       776,250    3,661,875
    38,900        10,600         49,500  (2,3)    Aeropostale, Inc.                              760,106        207,124     967,230
    99,962        23,400        123,362           American Eagle Outfitters, Inc.               2,354,105       551,070    2,905,175
    48,170        13,200         61,370  (3)      American Greetings Corp., Class A             1,216,292       333,300    1,549,592
    54,400        14,000         68,400  (2)      AnnTaylor Stores Corp.                        1,320,288       339,780    1,660,068
    58,366        15,600         73,966           Applebee's International, Inc.                1,278,799       341,796    1,620,595
    47,613        13,475         61,088  (3)      ArvinMeritor, Inc.                             763,236        216,004     979,240
    10,200        2,200          12,400  (3)      Bandag, Inc.                                   433,500         93,500     527,000
    41,150        10,800         51,950  (2)      Barnes & Noble, Inc.                          1,487,984       390,528    1,878,512
    33,900        8,100          42,000           Beazer Homes USA, Inc.                        1,964,505       469,395    2,433,900
    73,332        19,000         92,332  (3)      Belo (A.H.) Corp., Series A                   1,583,971       410,400    1,994,371
    22,100        5,600          27,700  (3)      Blyth Industries, Inc.                         403,104        102,144     505,248
    24,500        6,800          31,300  (3)      Bob Evans Farms, Inc.                          549,045        152,388     701,433
    52,802        13,600         66,402           Borders Group, Inc.                           1,036,503       266,968    1,303,471
    38,988        10,800         49,788           BorgWarner, Inc.                              2,260,914       626,292    2,887,206
    32,627        8,800          41,427           Boyd Gaming Corp.                             1,345,864       363,000    1,708,864
    61,494        17,050         78,544  (2)      Brinker International, Inc.                   2,344,151       649,946    2,994,097
    36,044        9,000          45,044           CBRL Group, Inc.                              1,250,727       312,300    1,563,027
    50,900        12,500         63,400  (3)      Callaway Golf Co.                              725,325        178,125     903,450
    73,313        20,000         93,313  (2,3)    CarMax, Inc.                                  1,969,920       537,400    2,507,320
    72,094        19,700         91,794  (2)      Career Education Corp.                        2,565,825       701,123    3,266,948
    31,900        8,500          40,400  (3)      Catalina Marketing Corp.                       831,314        221,510    1,052,824
    53,673        15,000         68,673  (2)      Cheesecake Factory, Inc.                      1,842,057       514,800    2,356,857
    129,676       34,600        164,276  (2)      Chicos Fas, Inc.                              5,127,389      1,368,084   6,495,473
    67,888        19,000         86,888           Claire's Stores, Inc.                         1,768,482       494,950    2,263,432
    62,176        17,500         79,676  (2)      Corinthian Colleges, Inc.                      773,469        217,700     991,169
    44,644        11,200         55,844  (2,3)    DeVRY, Inc.                                   1,008,954       253,120    1,262,074
    74,832        20,850         95,682  (2)      Dollar Tree Stores, Inc.                      1,613,378       449,526    2,062,904
    49,357        11,800         61,157  (2)      Education Management Corp.                    1,522,170       363,912    1,886,082
    26,500        5,680          32,180  (2,3)    Emmis Communications Corp., Class A            518,605        111,158     629,763
    30,169        7,400          37,569  (2)      Entercom Communication Corp.                   870,979        213,638    1,084,617
    112,900       30,100        143,000           Foot Locker, Inc.                             2,194,776       585,144    2,779,920
    37,944        10,200         48,144  (3)      Furniture Brands International, Inc.           688,684        185,130     873,814
    45,700        5,700          51,400  (2,3)    GameStop Corp.                                1,621,436       202,236    1,823,672
    108,300       29,900        138,200  (3)      Gentex Corp.                                  2,038,206       562,718    2,600,924
    92,226        22,100        114,326           Gtech Holdings Corp.                          2,936,476       703,664    3,640,140
    47,300        11,500         58,800           Harman International Industries, Inc.         4,723,378      1,148,390   5,871,768
    45,038        11,050         56,088           Harte-Hanks                                   1,152,973       282,880    1,435,853
    26,588        6,900          33,488  (2,3)    Hovnanian Enterprises, Inc., Class A          1,196,194       310,431    1,506,625
    28,444        8,900          37,344  (2)      ITT Educational Services, Inc.                1,572,384       491,992    2,064,376
    27,031        6,800          33,831  (3)      International Speedway Corp., Class A         1,396,962       351,424    1,748,386
    34,256        9,451          43,707  (2,3)    Laureate Education, Inc.                      1,692,246       466,879    2,159,125
    49,538        12,900         62,438  (3)      Lear Corp.                                    1,508,927       392,934    1,901,861
    31,156        8,700          39,856  (3)      Lee Enterprises, Inc.                         1,221,627       341,127    1,562,754
    16,550        4,600          21,150  (3)      Media General, Inc., Class A                   873,013        242,650    1,115,663
    95,438        26,000        121,438           Michaels Stores, Inc.                         3,157,089       860,080    4,017,169
    23,500        5,700          29,200  (3)      Modine Manufacturing Co.                       776,910        188,442     965,352
    39,088        10,000         49,088  (2)      Mohawk Industries, Inc.                       3,050,818       780,500    3,831,318
    78,100        19,000         97,100  (2,3)    O'Reilly Automotive, Inc.                     2,202,420       535,800    2,738,220
    49,500        11,900         61,400           Outback Steakhouse, Inc.                      1,864,170       448,154    2,312,324
    54,200        14,400         68,600  (2)      Pacific Sunwear of California                 1,356,084       360,288    1,716,372
    48,526        12,921         61,447  (2)      Payless ShoeSource, Inc.                       891,423        237,359    1,128,782
    101,476       27,600        129,076           PetSmart, Inc.                                2,384,686       648,600    3,033,286
    65,819        16,500         82,319  (3)      Pier 1 Imports, Inc.                           679,252        170,280     849,532
    44,800        11,600         56,400           Polo Ralph Lauren Corp., Class A              2,204,160       570,720    2,774,880
    66,200        19,100         85,300           Readers Digest Association, Inc., Class A     1,014,184       292,612    1,306,796
    30,450        8,600          39,050  (3)      Regis Corp. Minnesota                         1,168,062       329,896    1,497,958
    51,957        12,600         64,557  (2)      Rent-A-Center, Inc.                            936,265        227,052    1,163,317
    102,325       28,300        130,625  (3)      Ross Stores, Inc.                             2,766,868       765,232    3,532,100
    44,613        12,400         57,013  (3)      Ruby Tuesday, Inc.                             977,471        271,684    1,249,155
    33,800        9,000          42,800  (3)      Ryland Group, Inc.                            2,274,740       605,700    2,880,440
    99,399        26,800        126,199  (2)      Saks, Inc.                                    1,804,092       486,420    2,290,512
    26,781        6,700          33,481  (2,3)    Scholastic Corp.                               871,722        218,085    1,089,807
    34,338        6,200          40,538  (2)      Sothebys Holdings, Inc., Class A               534,643         96,534     631,177
    26,800        6,700          33,500  (3)      Thor Industries, Inc.                          874,484        218,621    1,093,105
    41,700        10,300         52,000  (2)      Timberland Co., Class A                       1,173,855       289,945    1,463,800
    86,100        18,100        104,200  (2,3)    Toll Brothers, Inc.                           3,177,951       668,071    3,846,022
    41,360        10,200         51,560  (3)      Tupperware Corp.                               948,385        233,886    1,182,271
    81,200        18,600         99,800  (2,3)    Urban Outfitters, Inc.                        2,300,396       526,938    2,827,334
    34,462        9,600          44,062  (2)      Valassis Communications, Inc.                 1,076,938       300,000    1,376,938
     4,315         800           5,115   (3)      Washington Post Co., Class B                  3,214,675       596,000    3,810,675
    49,831        14,800         64,631           Westwood One, Inc.                             921,874        273,800    1,195,674
    81,851        22,300        104,151  (2)      Williams-Sonoma, Inc.                         3,201,193       872,153    4,073,346
                                                                                             -------------- -------------    -------
                                                                                             -------------- -------------    -------
                                                  Total                                    122,622,582     31,519,496    154,142,078
                                                  Consumer Staples--3.0%
    48,863        13,100         61,963  (2,3)    BJ's Wholesale Club, Inc.                     1,391,618       373,088    1,764,706
    43,605        12,150         55,755  (3)      Church and Dwight, Inc.                       1,528,355       425,857    1,954,212
    107,256       28,937        136,193  (2)      Dean Foods Co.                                3,877,304      1,046,073   4,923,377
    49,370        13,700         63,070  (2)      Energizer Holdings, Inc.                      2,492,691       691,713    3,184,404
    54,914        13,500         68,414           Hormel Foods Corp.                            1,746,265       429,300    2,175,565
    20,549        5,000          25,549  (3)      Lancaster Colony Corp.                         823,809        200,450    1,024,259
    48,851        13,700         62,551  (3)      PepsiAmericas, Inc.                           1,139,205       319,484    1,458,689
    28,000        8,200          36,200  (3)      Ruddick Corp.                                  616,280        180,482     796,762
    68,307        16,900         85,207  (2)      Smithfield Foods, Inc.                        2,020,521       499,902    2,520,423
    40,644        11,180         51,824           Smucker (J.M.) Co.                            1,857,837       511,038    2,368,875
    20,987        5,863          26,850  (3)      Tootsie Roll Industries, Inc.                  635,906        177,649     813,555
    18,337        4,900          23,237  (3)      Universal Corp.                                686,537        183,456     869,993
    48,319        12,500         60,819  (3)      Whole Foods Market, Inc.                      6,964,217      1,801,625   8,765,842
                                                                                             -------------- ------------- -------
                                                                                             -------------- ------------- -------
                                                  Total                                        25,780,545      6,840,117  32,620,662
                                                  Energy--7.6%
    46,700        12,200         58,900  (3)      Arch Coal, Inc.                               3,599,169       940,254    4,539,423
    41,506        10,500         52,006  (2)      Cooper Cameron Corp.                          3,060,237       774,165    3,834,402
    42,500        10,900         53,400  (2,3)    Denbury Resources, Inc.                       1,854,275       475,567    2,329,842
    109,088       29,100        138,188           ENSCO International, Inc.                     4,973,322      1,326,669   6,299,991
    46,841        13,299         60,140  (2)      FMC Technologies, Inc.                        1,707,823       484,882    2,192,705
    40,788        9,900          50,688  (2)      Forest Oil Corp.                              1,781,620       432,432    2,214,052
    91,167        23,900        115,067  (2)      Grant Prideco, Inc.                           3,545,485       929,471    4,474,956
    55,300        17,200         72,500  (2,3)    Hanover Compressor Co.                         711,158        221,192     932,350
    38,457        9,800          48,257  (3)      Helmerich & Payne, Inc.                       2,130,518       542,920    2,673,438
    91,000        24,300        115,300  (2)      Newfield Exploration Co.                      4,125,030      1,101,519   5,226,549
    125,488       33,400        158,888           Noble Energy, Inc.                            5,025,794      1,337,670   6,363,464
    22,513        5,700          28,213  (3)      Overseas Shipholding Group, Inc.              1,071,619       271,320    1,342,939
    123,188       32,600        155,788           Patterson-UTI Energy, Inc.                    4,204,406      1,112,638   5,317,044
    94,126        20,300        114,426           Peabody Energy Corp.                          7,356,888      1,586,648   8,943,536
    103,551       27,600        131,151           Pioneer Natural Resources, Inc.               5,182,728      1,381,380   6,564,108
    56,149        14,900         71,049  (2)      Plains Exploration & Production Co.           2,189,811       581,100    2,770,911
    41,157        11,700         52,857  (3)      Pogo Producing Co.                            2,078,429       590,850    2,669,279
    110,738       25,800        136,538  (2)      Pride International, Inc.                     3,108,416       724,206    3,832,622
    152,602       40,800        193,402           Smith International, Inc.                     4,944,305      1,321,920   6,266,225
    45,625        11,700         57,325           Tidewater, Inc.                               2,096,925       537,732    2,634,657
    42,788        10,500         53,288  (3)      Western Gas Resources, Inc.                   1,852,720       454,650    2,307,370
                                                                                             -------------- ------------- -------
                                                                                             -------------- ------------- -------
                                                  Total                                        66,600,678   17,129,185    83,729,863
                                                  Financials--16.0%
    59,057        16,100         75,157           AMB Property Corp.                            2,609,138       711,298   3,320,436
    37,000        10,300         47,300  (2)      Allmerica Financial Corp.                     1,409,700       392,430   1,802,130
    28,000        7,500          35,500  (3)      AmerUs Group Co.                              1,655,360       443,400   2,098,760
    36,044        7,500          43,544           American Financial Group, Inc.                1,231,983       256,350   1,488,333
    101,876       28,400        130,276  (2)      Americredit Corp.                             2,276,929       634,740   2,911,669
    97,022        24,511        121,533  (3)      Associated Banc Corp.                         3,028,057       764,988   3,793,045
    67,701        17,600         85,301           Astoria Financial Corp.                       1,892,243       491,920   2,384,163
    37,563        10,100         47,663           Bank of Hawaii Corp.                          1,929,987       518,938   2,448,925
    82,775        21,375        104,150           Berkley, W. R. Corp.                          3,617,267       934,087   4,551,354
    41,538        10,600         52,138           Brown & Brown                                 2,256,760       575,898   2,832,658
    42,700        8,900          51,600           Cathay Bancorp, Inc.                          1,664,873       347,011   2,011,884
    30,994        7,900          38,894           City National Corp.                           2,274,340       579,702   2,854,042
    106,582       29,800        136,382  (3)      Colonial BancGroup, Inc.                      2,595,272       725,630   3,320,902
    120,476       31,100        151,576  (3)      Commerce Bancorp, Inc.                        3,670,904       947,617   4,618,521
    34,700        8,700          43,400           Cullen Frost Bankers, Inc.                    1,832,854       459,534   2,292,388
    78,000        20,800         98,800           Developers Diversified Realty                 3,407,040       908,544   4,315,584
    90,112        25,300        115,412           Eaton Vance Corp.                             2,242,888       629,717   2,872,605
    53,506        14,800         68,306           Edwards(AG), Inc.                             2,264,374       626,336   2,890,710
    44,657        10,800         55,457           Everest Re Group Ltd.                         4,441,138      1,074,060  5,515,198
    125,063       33,213        158,276           Fidelity National Financial, Inc.             4,684,860      1,244,159  5,929,019
                                          2)      Fidelity National Title Group, Inc.,
    21,886        5,812          27,698  (        Class A                                        476,021        126,411    602,432
    66,308        14,900         81,208           First American Financial Corp.                2,905,617       652,918   3,558,535
    57,931        16,100         74,031  (3)      FirstMerit Corp.                              1,527,640       424,557   1,952,197
    64,607        17,900         82,507  (3)      Gallagher (Arthur J.) & Co.                   1,900,738       526,618   2,427,356
    36,938        9,800          46,738           Greater Bay Bancorp                            926,774        245,882   1,172,656
    72,312        20,150         92,462           HCC Insurance Holdings, Inc.                  2,169,360       604,500   2,773,860
    41,600        10,300         51,900           Highwoods Properties, Inc.                    1,173,536       290,563   1,464,099
    29,700        8,200          37,900           Horace Mann Educators Corp.                    576,477        159,162    735,639
    49,462        12,000         61,462           Hospitality Properties Trust                  1,963,641       476,400   2,440,041
    56,698        13,900         70,598           Independence Community Bank                   2,242,406       549,745   2,792,151
    43,831        12,000         55,831  (3)      IndyMac Bancorp, Inc.                         1,636,211       447,960   2,084,171
    46,357        12,800         59,157  (3)      Investors Financial Services Corp.            1,769,910       488,704   2,258,614
    37,600        8,700          46,300  (3)      Jefferies Group, Inc.                         1,596,496       369,402   1,965,898
    40,138        10,500         50,638  (2,3)    Labranche & Co. Inc.                           382,917        100,170    483,087
    80,675        21,100        101,775           Legg Mason, Inc.                              8,657,234      2,264,241 10,921,475
    60,778        15,500         76,278  (3)      Leucadia National Corp.                       2,611,023       665,880   3,276,903
    60,850        16,700         77,550           Liberty Property Trust                        2,536,837       696,223   3,233,060
    44,300        11,400         55,700           Macerich Co. (The)                            2,847,161       732,678   3,579,839
    46,407        9,900          56,307           Mack-Cali Realty Corp.                        1,979,259       422,235   2,401,494
    57,088        15,300         72,388           Mercantile Bankshares Corp.                   3,217,480       862,308   4,079,788
    27,000        6,800          33,800  (3)      Mercury General Corp.                         1,632,150       411,060   2,043,210
    71,200        19,800         91,000           New Plan Excel Realty Trust                   1,636,888       455,202   2,092,090
    175,240       42,788        218,028  (3)      New York Community Bancorp, Inc.              2,833,631       691,882   3,525,513
    43,900        12,000         55,900  (3)      Ohio Casualty Corp.                           1,197,592       327,360   1,524,952
    127,651       35,100        162,751           Old Republic International Corp.              3,307,437       909,441   4,216,878
    63,975        18,000         81,975           PMI Group, Inc.                               2,551,323       717,840   3,269,163
    47,744        13,400         61,144           Protective Life Corp.                         2,093,097       587,456   2,680,553
    62,182        16,500         78,682           Radian Group, Inc.                            3,239,682       859,650   4,099,332
    43,900        11,100         55,000  (3)      Raymond James Financial, Inc.                 1,493,917       377,733   1,871,650
    53,063        14,407         67,470           Rayonier, Inc.                                2,028,579       550,780   2,579,359
    46,900        12,100         59,000           Regency Centers Corp.                         2,610,923       673,607   3,284,530
    48,301        12,200         60,501           SEI Investments Co.                           1,874,079       473,360   2,347,439
    25,188        6,800          31,988  (2,3)    SVB Financial Group                           1,252,095       338,028   1,590,123
    19,644        5,400          25,044           StanCorp Financial Group, Inc.                1,809,212       497,340   2,306,552
    85,214        22,300        107,514  (3)      TCF Financial Corp.                           2,309,299       604,330   2,913,629
    27,100        7,900          35,000  (3)      Texas Regional Bancshares, Inc., Class A       794,843        231,707   1,026,550
    94,527        26,300        120,827           United Dominion Realty Trust, Inc.            2,091,883       582,019   2,673,902
    34,731        9,000          43,731           Unitrin, Inc.                                 1,597,626       414,000   2,011,626
    55,675        16,100         71,775           Waddell & Reed Financial, Inc., Class A       1,067,847       308,798   1,376,645
    58,997        16,634         75,631  (3)      Washington Federal, Inc.                      1,356,341       382,416   1,738,757
    36,600        10,300         46,900  (3)      Webster Financial Corp. Waterbury             1,689,822       475,551   2,165,373
    60,000        15,400         75,400           Weingarten Realty Investors                   2,133,600       547,624   2,681,224
    21,900        6,300          28,200  (3)      WestAmerica Bancorp.                          1,167,489       335,853   1,503,342
    46,419        13,000         59,419           Wilmington Trust Corp.                        1,759,744       492,830   2,252,574
                                                                                             -------------- ------------ -----------
                                                                                             -------------- ------------ -----------
                                                  Total                                        139,611,804   36,618,783  176,230,587
                                                  Healthcare--10.1%
    49,123        12,492         61,615  (2,3)    Advanced Medical Optics, Inc.                 1,752,708       445,714    2,198,422
    37,325        9,400          46,725  (2,3)    Apria Healthcare Group, Inc.                   861,087        216,858    1,077,945
    76,416        15,675         92,091  (2)      Barr Laboratories, Inc.                       4,390,099       900,529    5,290,628
    45,825        11,900         57,725           Beckman Coulter, Inc.                         2,257,340       586,194    2,843,534
    43,000        11,100         54,100  (2,3)    Cephalon, Inc.                                1,960,370       506,049    2,466,419
                                          2,3)    Charles River Laboratories International,
    53,469        13,800         67,269  (        Inc.                                          2,339,803       603,888    2,943,691
    62,263        8,900          71,163  (2)      Community Health Systems, Inc.                2,310,580       330,279    2,640,859
    43,519        12,100         55,619  (2,3)    Covance, Inc.                                 2,117,199       588,665    2,705,864
    78,600        21,900        100,500  (2,3)    Cytyc Corp.                                   1,992,510       555,165    2,547,675
    55,063        13,600         68,663           Dentsply International, Inc.                  3,036,174       749,904    3,786,078
    41,413        11,400         52,813  (2,3)    Edwards Lifesciences Corp.                    1,713,670       471,732    2,185,402
    35,300        9,700          45,000  (2,3)    Gen-Probe, Inc.                               1,441,652       396,148    1,837,800
    81,384        21,600        102,984  (2)      Health Net, Inc.                              3,812,027      1,011,744   4,823,771
    63,688        16,700         80,388  (2)      Henry Schein, Inc.                            2,524,592       661,988    3,186,580
    41,925        10,600         52,525           Hillenbrand Industries, Inc.                  1,931,485       488,342    2,419,827
    26,100        6,900          33,000  (2)      INAMED Corp.                                  1,855,710       490,590    2,346,300
    25,700        6,700          32,400  (2)      Intuitive Surgical, Inc.                      2,280,361       594,491    2,874,852
    39,100        10,000         49,100  (2)      Invitrogen Corp.                              2,486,369       635,900    3,122,269
    156,422       38,400        194,822  (2,3)    Ivax Corp.                                    4,465,848      1,096,320   5,562,168
    42,550        9,000          51,550  (2)      LifePoint Hospitals, Inc.                     1,663,705       351,900    2,015,605
    69,794        19,000         88,794  (2)      Lincare Holdings, Inc.                        2,851,085       776,150    3,627,235
    22,800        6,100          28,900  (2,3)    Martek Biosciences Corp.                       703,836        188,307     892,143
    216,452       59,100        275,552  (2)      Millennium Pharmaceuticals, Inc.              1,974,042       538,992    2,513,034
    75,794        20,200         95,994           Omnicare, Inc.                                4,100,455      1,092,820   5,193,275
    62,896        16,700         79,596  (2)      PacifiCare Health Systems, Inc.               5,180,115      1,375,412   6,555,527
    26,462        6,600          33,062  (2,3)    Par Pharmaceutical Cos., Inc.                  684,837        170,808     855,645
    56,188        16,000         72,188  (3)      Perrigo Co.                                    751,234        213,920     965,154
    78,532        20,400         98,932  (2,3)    Protein Design Laboratories, Inc.             2,200,467       571,608    2,772,075
    47,350        13,050         60,400  (2)      Renal Care Group, Inc.                        2,218,348       611,393    2,829,741
    75,657        20,100         95,757  (2,3)    Sepracor, Inc.                                4,255,706      1,130,625   5,386,331
    46,100        13,300         59,400           Steris Corp.                                  1,051,541       303,373    1,354,914
    28,100        7,400          35,500  (2,3)    Techne Corp.                                  1,523,582       401,228    1,924,810
    60,143        16,514         76,657  (2)      Triad Hospitals, Inc.                         2,473,682       679,221    3,152,903
    41,569        11,200         52,769  (3)      Universal Health Services, Inc., Class B      1,959,563       527,968    2,487,531
    56,200        13,600         69,800  (2,3)    VCA Antech, Inc.                              1,449,960       350,880    1,800,840
    64,000        17,800         81,800  (3)      Valeant Pharmaceuticals International         1,098,240       305,448    1,403,688
    93,926        25,400        119,326  (2)      Varian Medical Systems, Inc.                  4,279,269      1,157,224   5,436,493
    24,269        6,200          30,469  (2,3)    Varian, Inc.                                   892,371        227,974    1,120,345
    66,227        17,900         84,127  (2,3)    Vertex Pharmaceuticals, Inc.                  1,506,664       407,225    1,913,889
                                                                                             -------------- ------------  ----------
                                                                                             -------------- ------------  ----------
                                                  Total                                       88,348,286    22,712,976   111,061,262
                                                  Industrials--11.3%
    61,457        17,400         78,857  (2)      AGCO Corp.                                     982,697        278,226   1,260,923
    48,012        13,400         61,412           AMETEK, Inc.                                  1,955,528       545,782   2,501,310
    66,900        17,200         84,100           Adesa, Inc.                                   1,431,660       368,080   1,799,740
    63,600        16,700         80,300  (2,3)    AirTran Holdings, Inc.                         951,456        249,832   1,201,288
    18,300        4,600          22,900  (2,3)    Alaska Air Group, Inc.                         576,999        145,038    722,037
    30,450        8,400          38,850           Alexander and Baldwin, Inc.                   1,490,223       411,096   1,901,319
    26,200        7,100          33,300  (2,3)    Alliant Techsystems, Inc.                     1,839,764       498,562   2,338,326
    18,281        4,800          23,081  (3)      Banta Corp.                                    920,266        241,632   1,161,898
    40,550        10,900         51,450  (3)      Brinks Co. (The)                              1,592,399       428,043   2,020,442
    122,888       32,800        155,688           C.H. Robinson Worldwide, Inc.                 4,333,031      1,156,528  5,489,559
    35,800        10,100         45,900           CNF Transportation, Inc.                      2,014,466       568,327   2,582,793
    21,744        6,000          27,744  (3)      Carlisle Cos., Inc.                           1,450,107       400,140   1,850,247
    62,683        17,333         80,016  (2,3)    ChoicePoint, Inc.                             2,648,984       732,493   3,381,477
    52,482        13,300         65,782  (2,3)    Copart, Inc.                                  1,227,554       311,087   1,538,641
    29,700        7,900          37,600           Corporate Executive Board Co.                 2,454,408       652,856   3,107,264
    36,994        9,800          46,794  (3)      Crane Co.                                     1,145,334       303,408   1,448,742
    37,870        9,700          47,570           Deluxe Corp.                                  1,262,207       323,301   1,585,508
    52,476        13,200         65,676  (3)      Donaldson Co., Inc.                           1,639,875       412,500   2,052,375
    48,306        13,100         61,406  (2)      Dun & Bradstreet Corp.                        3,058,736       829,492   3,888,228
    76,513        20,500         97,013  (3)      Expeditors International Washington, Inc.     4,642,044      1,243,735  5,885,779
    45,856        11,700         57,556  (3)      Fastenal Co.                                  3,215,881       820,521   4,036,402
    35,526        9,300          44,826  (3)      Federal Signal Corp.                           576,232        150,846    727,078
    37,838        10,600         48,438  (2,3)    Flowserve Corp.                               1,324,330       371,000   1,695,330
    33,625        9,600          43,225  (3)      GATX Corp.                                    1,256,566       358,752   1,615,318
    47,962        13,300         61,262           Graco, Inc.                                   1,643,658       455,791   2,099,449
    25,325        6,200          31,525  (3)      Granite Construction, Inc.                     863,836        211,482   1,075,318
    38,688        9,300          47,988           HNI Corp.                                     1,891,843       454,770   2,346,613
    28,744        8,000          36,744           Harsco Corp.                                  1,846,802       514,000   2,360,802
    41,624        11,800         53,424           Hubbell, Inc., Class B                        2,004,612       568,288   2,572,900
    94,676        21,600        116,276           Hunt (J.B.) Transportation Services, Inc.     1,837,661       419,256   2,256,917
      116           0             116    (2)      Information Resources, Inc.                      64              0         64
    40,051        11,000         51,051  (2)      Jacobs Engineering Group, Inc.                2,553,251       701,250   3,254,501
    70,726        17,650         88,376  (2,3)    Jet Blue Airways Corp.                        1,316,211       328,466   1,644,677
    57,000        15,400         72,400           Joy Global, Inc.                              2,614,590       706,398   3,320,988
    16,675        3,600          20,275  (3)      Kelly Services, Inc., Class A                  461,564         99,648    561,212
    26,162        7,300          33,462           Kennametal, Inc.                              1,337,140       373,103   1,710,243
    26,400        5,800          32,200  (2,3)    Korn/Ferry International                       454,608         99,876    554,484
    45,100        10,100         55,200  (3)      MSC Industrial Direct Co.                     1,721,918       385,618   2,107,536
    63,500        17,300         80,800           Manpower, Inc.                                2,875,280       783,344   3,658,624
    49,132        13,500         62,632           Miller Herman, Inc.                           1,346,708       370,035   1,716,743
    22,600        4,500          27,100           Mine Safety Appliances Co.                     946,714        188,505   1,135,219
    23,882        5,600          29,482  (3)      Nordson Corp.                                  887,694        208,152   1,095,846
    71,026        19,500         90,526           Pentair, Inc.                                 2,307,635       633,555   2,941,190
    95,400        25,400        120,800           Precision Castparts Corp.                     4,518,144      1,202,944  5,721,088
    80,632        14,900         95,532  (2,3)    Quanta Services, Inc.                          926,462        171,201   1,097,663
    91,214        23,200        114,414           Republic Services, Inc.                       3,224,415       820,120   4,044,535
    24,775        5,650          30,425  (3)      Rollins, Inc.                                  471,221        107,463    578,684
    54,144        14,400         68,544  (3)      SPX Corp.                                     2,329,275       619,488   2,948,763
     5,500        1,200          6,700   (2,3)    Sequa Corp., Class A                           339,350         74,040    413,390
    31,169        8,500          39,669  (2,3)    Stericycle, Inc.                              1,794,088       489,260   2,283,348
    40,782        10,000         50,782  (2,3)    Swift Transportation Co.                       744,272        182,500    926,772
    13,300        3,500          16,800  (3)      Tecumseh Products Co., Class A                 267,729         70,455    338,184
    27,962        7,000          34,962           Teleflex, Inc.                                1,850,805       463,330   2,314,135
    39,986        11,500         51,486  (2)      Thomas & Betts Corp.                          1,556,255       447,580   2,003,835
    62,100        17,500         79,600           Timken Co.                                    1,761,156       496,300   2,257,456
    32,050        7,100          39,150  (3)      Trinity Industries, Inc.                      1,219,503       270,155   1,489,658
    50,569        12,900         63,469  (2,3)    United Rentals, Inc.                           989,635        252,453   1,242,088
    41,131        9,175          50,306  (3)      Werner Enterprises, Inc.                       737,068        164,416    901,484
    41,657        11,000         52,657  (2,3)    Yellow Roadway Corp.                          1,893,311       499,950   2,393,261
    29,900        8,100          38,000           York International Corp.                      1,677,689       454,491   2,132,180
                                                                                             -------------- ------------  ----------
                                                                                             -------------- ------------  ----------
                                                  Total                                       99,202,914    26,088,960   125,291,874
                                                  Information Technology--13.3%
    292,041       73,700        365,741  (2)      3Com Corp.                                    1,124,358       283,745    1,408,103
    191,510       51,644        243,154  (2)      Activision, Inc.                              3,020,123       814,426    3,834,549
    58,957        16,900         75,857           Acxiom Corp.                                  1,258,142       360,646    1,618,788
    50,050        11,700         61,750           Adtran, Inc.                                  1,514,012       353,925    1,867,937
    13,300        4,300          17,600  (2,3)    Advent Software, Inc.                          408,576        132,096     540,672
    48,000        9,600          57,600  (2,3)    Alliance Data Systems Corp.                   1,706,880       341,376    2,048,256
    62,900        16,900         79,800           Amphenol Corp., Class A                       2,514,113       675,493    3,189,606
    21,700        6,200          27,900  (2,3)    Anteon International Corp.                     980,840        280,240    1,261,080
    82,019        22,600        104,619  (2)      Arrow Electronics, Inc.                       2,420,381       666,926    3,087,307
    323,604       81,200        404,804  (2,3)    Atmel Corp.                                    796,066        199,752     995,818
    101,745       27,800        129,545  (2)      Avnet, Inc.                                   2,345,222       640,790    2,986,012
    33,875        9,500          43,375  (2,3)    Avocent Corp.                                 1,038,608       291,270    1,329,878
    82,300        23,200        105,500  (2)      Bisys Group, Inc.                             1,043,564       294,176    1,337,740
    46,457        12,200         58,657  (3)      CDW Corp.                                     2,617,852       687,470    3,305,322
    37,000        9,700          46,700  (2)      CSG Systems International, Inc.                869,870        228,047    1,097,917
    16,679        4,785          21,464  (2,3)    Cabot Microelectronics Corp.                   490,363        140,679     631,042
    195,477       52,700        248,177  (2)      Cadence Design Systems, Inc.                  3,123,722       842,146    3,965,868
    102,070       28,800        130,870  (2)      Ceridian Corp.                                2,236,354       631,008    2,867,362
    43,275        11,900         55,175           Certegy, Inc.                                 1,621,082       445,774    2,066,856
    63,538        15,500         79,038  (2)      Checkfree Corp.                               2,700,365       658,750    3,359,115
    98,000        26,000        124,000  (2)      Cognizant Technology Solutions Corp.          4,310,040      1,143,480   5,453,520
    39,744        9,200          48,944  (2,3)    CommScope, Inc.                                775,803        179,584     955,387
    65,788        17,600         83,388  (2,3)    Credence Systems Corp.                         506,568        135,520     642,088
    52,200        14,400         66,600  (2,3)    Cree, Inc.                                    1,254,888       346,176    1,601,064
    99,358        25,300        124,658  (2,3)    Cypress Semiconductor Corp.                   1,351,269       344,080    1,695,349
    51,738        13,100         64,838  (2,3)    DST Systems, Inc.                             2,903,537       735,172    3,638,709
    49,644        13,700         63,344           Diebold, Inc.                                 1,794,134       495,118    2,289,252
    26,606        9,400          36,006  (2,3)    Dycom Industries, Inc.                         530,258        187,342     717,600
    26,400        7,200          33,600  (2)      F5 Networks, Inc.                             1,373,592       374,616    1,748,208
    45,432        12,950         58,382  (3)      Fair Isaac & Co., Inc.                        1,897,240       540,792    2,438,032
                                          2,3)    Fairchild Semiconductor International,
    83,532        23,000        106,532  (        Inc., Class A                                 1,286,393       354,200    1,640,593
    46,261        11,600         57,861  (2,3)    Gartner Group, Inc., Class A                   556,982        139,664     696,646
    95,626        25,600        121,226           Harris Corp.                                  3,930,229      1,052,160   4,982,389
    58,008        13,700         71,708  (3)      Henry Jack & Associates, Inc.                 1,042,984       246,326    1,289,310
    24,169        6,500          30,669  (3)      Imation Corp.                                 1,034,675       278,265    1,312,940
    91,700        18,000        109,700  (2)      Ingram Micro, Inc., Class A                   1,659,770       325,800    1,985,570
    152,057       37,620        189,677  (2,3)    Integrated Device Technology, Inc.            1,502,323       371,686    1,874,009
    48,331        12,400         60,731  (2)      International Rectifier Corp.                 1,430,114       366,916    1,797,030
    106,813       29,400        136,213  (3)      Intersil Holding Corp.                        2,431,064       669,144    3,100,208
       0          9,500          9,500            Keane, Inc.                                       0           107,350     107,350
    58,594        16,600         75,194  (2)      Kemet Corp.                                    405,470        114,872     520,342
    99,938        26,600        126,538  (2)      Lam Research Corp.                            3,371,908       897,484    4,269,392
    76,413        21,800         98,213  (2,3)    Lattice Semiconductor Corp.                    334,689         95,484     430,173
    110,200       25,300        135,500  (2)      MEMC Electronic Materials                     1,976,988       453,882    2,430,870
    68,095        19,900         87,995  (2)      MPS Group, Inc.                                847,783        247,755    1,095,538
    53,226        14,400         67,626  (2)      Macromedia, Inc.                              2,337,686       632,448    2,970,134
    33,706        9,700          43,406  (2)      Macrovision Corp.                              635,021        182,748     817,769
    118,682       31,200        149,882  (2)      McAfee, Inc.                                  3,564,020       936,936    4,500,956
    101,800       30,300        132,100  (2,3)    McData Corp., Class A                          489,658        145,743     635,401
    51,019        15,000         66,019  (2)      Mentor Graphics Corp.                          421,927        124,050     545,977
    52,013        12,600         64,613  (2,3)    Micrel, Inc.                                   520,130        126,000     646,130
    150,120       40,000        190,120           Microchip Technology, Inc.                    4,529,120      1,206,800   5,735,920
    63,700        16,600         80,300  (3)      Moneygram International, Inc.                 1,547,910       403,380    1,951,290
    41,750        10,350         52,100           National Instruments Corp.                     997,825        247,365    1,245,190
    26,600        7,700          34,300  (2,3)    Newport Corp.                                  346,864        100,408     447,272
    33,262        9,000          42,262  (3)      Plantronics, Inc.                              992,871        268,650    1,261,521
    28,300        8,300          36,600  (2)      Plexus Corp.                                   500,061        146,661     646,722
    66,731        18,800         85,531  (2)      Polycom, Inc.                                 1,020,984       287,640    1,308,624
    78,800        21,100         99,900  (2,3)    Powerwave Technologies, Inc.                   883,348        236,531    1,119,879
    137,751       36,100        173,851  (2,3)    RF Micro Devices, Inc.                         721,815        189,164     910,979
    47,151        13,700         60,851  (2,3)    RSA Security, Inc.                             537,521        156,180     693,701
    39,938        10,000         49,938           Reynolds & Reynolds Co., Class A              1,059,955       265,400    1,325,355
    30,900        6,400          37,300  (2)      SRA International, Inc.                       1,014,138       210,048    1,224,186
    130,414       34,800        165,214  (2,3)    Sandisk Corp.                                 7,680,080      2,049,371   9,729,451
    51,250        14,200         65,450  (2,3)    Semtech Corp.                                  772,850        214,136     986,986
    33,725        7,200          40,925  (2,3)    Silicon Laboratories, Inc.                    1,084,933       231,624    1,316,557
    62,275        17,200         79,475  (2,3)    Sybase, Inc.                                  1,385,619       382,700    1,768,319
    105,639       27,600        133,239  (2)      Synopsys, Inc.                                2,001,859       523,020    2,524,879
    42,200        11,300         53,500  (2)      Tech Data Corp.                               1,461,808       391,432    1,853,240
                                          2)      Transaction Systems Architects, Inc.,
    25,500        6,400          31,900  (        Class A                                        688,755        172,864     861,619
    90,525        26,637        117,162  (2)      Triquint Semiconductor, Inc.                   380,205        111,875     492,080
    77,400        17,900         95,300  (2,3)    UTStarcom, Inc.                                427,248         98,808     526,056
    127,509       34,600        162,109  (2,3)    Vishay Intertechnology, Inc.                  1,445,952       392,364    1,838,316
    156,600       40,900        197,500  (2,3)    Western Digital Corp.                         1,894,860       494,890    2,389,750
    55,700        14,200         69,900  (2,3)    Wind River Systems, Inc.                       729,670        186,020     915,690
    50,384        13,850         64,234  (2)      Zebra Technologies Corp., Class A             2,172,054       597,074    2,769,128
                                                                                             -------------- ------------  ----------
                                                                                             -------------- -----------   ----------
                                                  Total                                     116,585,941     30,883,933   147,469,874
                                                  Materials--3.7%
    48,244        12,600         60,844  (3)      Airgas, Inc.                                  1,363,857       356,202   1,720,059
    29,581        8,900          38,481           Albemarle Corp.                               1,037,997       312,301   1,350,298
    42,613        10,700         53,313  (3)      Bowater, Inc.                                 1,129,245       283,550   1,412,795
    42,700        12,100         54,800  (3)      Cabot Corp.                                   1,456,497       412,731   1,869,228
    174,199       44,778        218,977  (3)      Chemtura Corp.                                1,863,929       479,125   2,343,054
    28,926        7,700          36,626           Cytec Industries, Inc.                        1,194,644       318,010   1,512,654
    25,681        7,200          32,881  (2)      FMC Corp.                                     1,398,074       391,968   1,790,042
    29,119        8,000          37,119  (3)      Ferro Corp.                                    519,483        142,720    662,203
    29,800        5,800          35,600  (3)      Glatfelter (P.H.) Co.                          404,982         78,822    483,804
    35,500        9,800          45,300  (3)      Longview Fibre Co.                             667,400        184,240    851,640
    49,700        13,000         62,700           Lubrizol Corp.                                2,067,023       540,670   2,607,693
    149,139       37,200        186,339           Lyondell Chemical Co.                         3,996,925       996,960   4,993,885
    31,945        8,900          40,845           Martin Marietta Materials                     2,520,780       702,299   3,223,079
    14,700        3,900          18,600  (3)      Minerals Technologies, Inc.                    785,862        208,494    994,356
    47,494        13,700         61,194  (3)      Olin Corp.                                     849,193        244,956   1,094,149
    49,451        11,800         61,251           Packaging Corp. of America                    1,003,361       239,422   1,242,783
    21,038        5,600          26,638           Potlatch Corp.                                 941,030        250,488   1,191,518
    80,969        22,600        103,569           RPM, Inc.                                     1,507,643       420,812   1,928,455
    17,300        4,200          21,500  (2)      Scotts Co.                                    1,518,767       368,718   1,887,485
    33,975        9,100          43,075  (3)      Sensient Technologies Corp.                    601,018        160,979    761,997
    67,723        19,100         86,823  (3)      Sonoco Products Co.                           1,916,561       540,530   2,457,091
    28,700        7,100          35,800  (3)      Steel Dynamics, Inc.                           888,839        219,887   1,108,726
    72,776        19,600         92,376           Valspar Corp.                                 1,604,711       432,180   2,036,891
    55,381        13,700         69,081  (3)      Worthington Industries, Inc.                  1,114,266       275,644   1,389,910
                                                                                             -------------- -----------   ----------
                                                                                             -------------- ------------  ----------
                                                  Total                                        32,352,087     8,561,708   40,913,795
                                                  Telecommunication Services--0.4%
    165,290       47,200        212,490  (2)      Cincinnati Bell, Inc.                          654,548        186,912    841,460
    36,888        19,700         56,588           Telephone and Data System, Inc.               1,333,501       745,054   2,078,555
    38,988          0            38,988  (3)      Telephone and Data System, Inc.               1,474,526          0      1,474,526
                                                                                             -------------- ------------- ----------
                                                                                             -------------- ------------- ----------
                                                  Total                                         3,462,575      931,966     4,394,541
                                                  Utilities--6.6%
    53,332        14,800         68,132           AGL Resources, Inc.                           1,876,753       520,812   2,397,565
    80,513        22,300        102,813           Alliant Energy Corp.                          2,129,568       589,835   2,719,403
    67,851        18,425         86,276  (3)      Aqua America, Inc.                            2,298,792       624,239   2,923,031
    282,700       71,700        354,400  (2)      Aquila, Inc.                                  1,000,758       253,818   1,254,576
    22,169        6,200          28,369  (3)      Black Hills Corp.                              921,565        257,734   1,179,299
    94,613        24,300        118,913           DPL, Inc.                                     2,438,177       626,211   3,064,388
    52,300        14,900         67,200  (3)      Duquesne Light Holdings, Inc.                  872,887        248,681   1,121,568
    109,400       28,300        137,700           Energy East Corp.                             2,609,190       674,955   3,284,145
    86,100        23,400        109,500           Equitable Resources, Inc.                     3,327,765       904,410   4,232,175
    53,044        14,300         67,344  (3)      Great Plains Energy, Inc.                     1,522,893       410,553   1,933,446
    58,324        15,500         73,824  (3)      Hawaiian Electric Industries, Inc.            1,536,837       408,425   1,945,262
    33,306        8,100          41,406  (3)      Idacorp, Inc.                                  961,544        233,847   1,195,391
    83,176        22,700        105,876  (3)      MDU Resources Group, Inc.                     2,742,313       748,419   3,490,732
    73,776        20,500         94,276           NSTAR                                         2,006,707       557,600   2,564,307
    58,463        14,000         72,463  (3)      National Fuel Gas Co.                         1,762,075       421,960   2,184,035
    94,245        24,800        119,045           Northeast Utilities Co.                       1,714,317       451,112   2,165,429
    61,557        17,300         78,857           OGE Energy Corp.                              1,585,708       445,648   2,031,356
    75,182        19,600         94,782  (3)      ONEOK, Inc.                                   2,160,731       563,304   2,724,035
    47,343        13,300         60,643           PNM Resources, Inc.                           1,200,145       337,155   1,537,300
    131,657       36,200        167,857           Pepco Holdings, Inc.                          2,829,309       777,938   3,607,247
    80,957        19,200        100,157           Puget Energy, Inc.                            1,735,718       411,648   2,147,366
    61,288        16,300         77,588           Questar Corp.                                 4,826,430      1,283,625  6,110,055
    81,445        21,800        103,245           SCANA Corp.                                   3,230,923       864,806   4,095,729
    135,470       22,558        158,028  (2,3)    Sierra Pacific Resources                      1,754,337       292,126   2,046,463
    51,304        14,600         65,904           Vectren Corp.                                 1,392,904       396,390   1,789,294
    32,100        9,300          41,400  (3)      WGL Holdings, Inc.                             997,668        289,044   1,286,712
    28,457        7,300          35,757  (3)      WPS Resources Corp.                           1,552,614       398,288   1,950,902
    59,926        16,600         76,526           Westar Energy, Inc.                           1,324,365       366,860   1,691,225
    85,245        22,500        107,745           Wisconsin Energy Corp.                        3,224,818       851,175   4,075,993
                                                                                             -------------- -----------   ----------
                                                                                             -------------- -----------   ----------
                                                  Total                                     57,537,811      15,210,618    72,748,429
                                                                                             -------------- ------------    -------
                                                                                             -------------- ------------    --------
                                                  Total Common Stocks (identified cost
                                                  $580,256,468)                             752,105,223    196,497,742   948,602,965
                                                                                             -------------- -----------   ---------
                                                                                             -------------- -----------   ---------
                                                  U.S. Treasury--0.6%
                                                  United States Treasury Bill, 1/12/2006
  $6,335,000        $0         $6,335,000(4)      (IDENTIFIED COST $6,289,135)               6,289,135          0          6,289,135
                                                                                             -------------- -----------   ----------
                                                                                             -------------- -----------   ----------
                                                  Money Market Investments--1.6%
       0        3,000,000      3,000,000 (4)      Daimler Chrysler Automotive                       0          2,999,037   2,999,037
       0        1,600,000      1,600,000 (4)      Federal National Mortgage Association             0          1,590,829   1,590,829
       0        1,100,000      1,100,000 (4)      General Electric Capital Corp.                    0          1,100,000   1,100,000
       0        3,000,000      3,000,000 (4)      Ranger Funding Co., LLC                           0          2,999,683   2,999,683
       0        3,000,000      3,000,000 (4)      Sheffield Receivables                             0          2,995,369   2,995,369
       0        3,000,000      3,000,000 (4)      Thunder Bay Funding, Inc.                         0          2,998,085   2,998,085
       0        3,000,000      3,000,000 (4)      Windmill Funding Corp.                            0          3,000,000   3,000,000
                                                                                             -------------- -------------  ---------
                                                                                             -------------- -------------  ---------
                                                                                                 0          17,683,003    17,683,003
                                                                                             -------------- -------------  --------
                                                  Repurchase Agreements--25.4%
                                                  Interest in $3,500,000,000 joint
                                                  repurchase agreement 4.04%, dated
                                                  10/31/2005, under which Bank of America
                                                  N.A. will repurchase a U.S. Government
                                                  Agency security with a maturity of
                                                  7/1/2035 for $3,500,392,778 on 11/1/2005.
                                                  The market value of the underlying
                                                  security at the end of the period was
 $128,831,000      $ 0       $128,831,000         $3,570,000,001.                              128,831,000         0     128,831,000
                                                  Interest in $2,000,000,000 joint
                                                  repurchase agreement 4.04%, dated
                                                  10/31/2005 under which Bear Stearns and
                                                  Co., Inc. will repurchase U.S. Government
                                                  Agency securities with various maturities
                                                  to 11/25/2035 for $2,000,224,444 on
                                                  11/1/2005. The market value of the
                                                  underlying securities at the end of the
                                                  period was $2,060,002,229 (held as
  80,000,000        0          80,000,000         collateral for securities lending)           80,000,000          0     80,000,000
                                                  Interest in $1,000,000,000 joint
                                                  repurchase agreement 4.04%, dated
                                                  10/31/2005 under which Deutsche Bank
                                                  Securities, Inc. will repurchase U.S.
                                                  Government Agency securities with various
                                                  maturities to 11/1/2035 for
                                                  $1,000,112,222 on 11/1/2005. The market
                                                  value of the underlying securities at the
                                                  end of the period was $1,022,185,524
                                                  (held as collateral for securities
  71,499,000        0          71,499,000         lending)                                     71,499,000          0      71,499,000
                                                                                             -------------- -----------     --------
                                                                                             -------------- ------------    --------
                                                  TOTAL REPURCHASE AGREEMENTS                  280,330,000         0     280,330,000
                                                  (AT AMORTIZED COST)
                                                  TOTAL INVESTMENTS - 113.6%
                                                  (IDENTIFIED COST $(1,037,580,306)      1,038,724,358   214,180,745   1,252,905,103
                                                                                         ============== =============   ============
                                                                                         ============== =============   ============
                                                  OTHER ASSETS AND LIABILITIES - NET -   (149,660,745)      82,905     (149,577,840)
                                                  (13.6)%
                                                                                         -------------- ------------    -----------
                                                                                         -------------- ------------    -----------
                                                  TOTAL NET ASSETS - 100%                           $              $              $
                                                                                         889,063,613    214,263,650   1,103,327,263
                                                                                         =========      =========   ===============



1. The Federated x Fund purchases index futures to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $134,625,500 at October 31, 2005, which represents 15.1% of total net assets of the Federated Fund. Taking into consideration theses open index futures contracts, the Fund's effective total exposure to S&P MidCap 400 Index is 99.9%.

2. Non-income producing security.

3. All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4. Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.






At October 31, 2005, the Federated Fund had the following outstanding futures contracts:


                                   Number of                                       Expiration         Unrealized
Contracts                          Contracts          Notional Value               Date               Depreciation
--------------------------         -------------      -----------------------      ---------------    ---------------------
S&P MidCap 400                     383                $134,624,500                 Dec-05             ($2,761,507)
Index Futures


At October 31, 2005, the Mason Street Fund had the following outstanding futures contracts:


                                  Number of                                        Expiration         Unrealized
        Contracts                 Contracts          Notional Value                Date               Depreciation
--------------------------       ---------------     ------------------------      ---------------    ---------------------
S&P MidCap 400                       40              $17,223,500                   Dec-05              ($404,547)
   Index Futures



Federated Fund
Mason Street Fund
Pro Forma Combining Statements of Assets & Liabilities
October 31,2005 (Unaudited)

                                                                                              Federated Fund
                                                                               Pro Forma         Pro Forma
                                       Federated Fund    Mason Street Fund     Adjustment        Combined
                                     --------------------------------------------------------------------------
Assets:
Investments in securities             $758,394,358(a)      $214,180,745            $--          $972,575,103
Investments in repurchase
agreements                              280,330,000              --                 --            280,330,000
                                     --------------------------------------------------------------------------
Total investments in securities        1,038,724,358        214,180,745            --           1,252,905,103
Cash                                       57,536             60,982               --              118,518
Income receivable                         399,308             117,322              --              516,630
Receivable for investments sold           346,582             89,609               --              436,191
Receivable for shares sold               3,699,329            238,164              --             3,937,493
Receivable for daily variation
margin                                   2,407,095            308,700              --             2,715,795
                                     --------------------------------------------------------------------------
Total Assets                           1,045,634,208        214,995,522            --           1,260,629,730
Liabilities:
Payable for investments purchased        2,915,547            527,353              --             3,442,900
Payable for shares redeemed              2,024,806             1,350               --             2,026,156
Payable for investment advisory
fee                                          --                21,612               --              21,612
Payable for administrative fee               --                16,646               --              16,646
Payable for distribution
services fee                                 --                54,787               --              54,787
Payable for shareholder services
fee                                        22,141                --                 --              22,141
Payable for collateral due to
broker                                  151,499,000              --                 --            151,499,000
Accrued expenses                          109,101             110,124              --              219,225
                                     --------------------------------------------------------------------------
Total Liabilities                       156,570,595           731,872              --            157,302,467
                                     --------------------------------------------------------------------------
Net Assets                              $889,063,613       $214,263,650            $--         $1,103,327,263
                                     --------------------------------------------------------------------------
Net Assets Consists of:
Paid-in capital                         $692,749,713       $146,983,811            $--          $839,733,524
Net unrealized appreciation of
investments and futures contracts       169,087,248         43,071,494             --            212,158,742
Accumulated net realized gain on
investments and futures contracts        25,354,302         22,256,457             --            47,610,759
Undistributed net investment
income                                   1,872,350           1,951,888             --             3,824,238
                                     --------------------------------------------------------------------------
                                        $889,063,613       $214,263,650            $--         $1,103,327,263
                                     --------------------------------------------------------------------------
Net Assets
Fund Shares                             $889,063,613            $--          $214,263,650(b)   $1,103,327,263
                                     --------------------------------------------------------------------------
Class A Shares                               $--            $203,181,548      $(203,181,548)(b)      $--
                                     --------------------------------------------------------------------------
Class B Shares                               $--             $11,082,102     $(11,082,102)(b)        $--
                                     --------------------------------------------------------------------------
Shares Outstanding
Fund Shares                              40,068,100              --            9,655,865(b)      49,723,965
                                     --------------------------------------------------------------------------
Class A Shares                               --              15,095,248      (15,095,248)(b)          --
                                     --------------------------------------------------------------------------
Class B Shares                               --                845,962         (845,962)(b)           --
                                     --------------------------------------------------------------------------
Net Asset Value and Redemption
Proceeds Per Share
Fund Shares                                $22.19               $--                 $--             $22.19
                                     --------------------------------------------------------------------------
Class A Shares                               $--               $13.46            $(13.46)            $--
                                     --------------------------------------------------------------------------
Class B Shares                               $--               $13.10            $(13.10)            $--
                                     --------------------------------------------------------------------------
Offering Price Per Share
Fund Shares                                $22.19               $--                 $--             $22.19
                                     --------------------------------------------------------------------------
Class A Shares                               $--               $14.13       *    $(14.13)            $--
                                     --------------------------------------------------------------------------
Class B Shares                               $--                 $--                 $--               $--
                                     --------------------------------------------------------------------------
Investments, at identified cost         $866,875,603       $170,704,704            $--         $1,037,580,307
                                     --------------------------------------------------------------------------



* Computation of offering price per share 100/95.25 of net asset value


(a) Includes $149,749,357 of securities loaned.

(b) Adjustment to reflect share balance as a result of combination.



(See Notes to Pro Forma Financial Statements)

Federated Fund
Mason Street Fund
Pro Forma Combining Statements of Operations
For the year ended October 31, 2005 (Unaudited)

                                                 Federated            Mason Street        Pro Forma                Federated Fund
                                                    Fund                  Fund           Adjustment              Pro Forma Combined
                                             -------------------    ----------------- ------------------     -----------------------
Investment Income:
Dividends                                       $10,266,641    *       $2,450,235            $--              $12,716,876
Interest                                         2,290,985     **       579,999               --                       2,870,984
                                             -------------------    ----------------- ------------------     -----------------------
   Total Income                                  12,557,626            3,030,234              --                      15,587,860

Expenses:
Management fee                                   3,230,483              503,553            302,132       (a)          4,036,168
Administrative fee                                   --                  201,421           (201,421)      (b)              --
Custodian fees                                     23,278                26,978           (19,943)       (c)           30,313
Transfer and dividend
disbursing agent fees and
expenses                                          291,077               100,035           (29,575)       (d)           361,537
Directors'/Trustees' fees                          9,899                 7,353             (7,353)       (e)            9,899
Auditing fees                                      14,516                16,920           (14,920)       (f)           16,516
Legal fees                                         9,790                   --                3,000        (g)           12,790
Professional fees                                    --                   17,040           (17,040)       (h)              --
Portfolio accounting fees                         132,900                  --               33,654        (i)           166,554
Distribution fees - Class A Shares                   --                   35,874           (35,874)       (j)              --
Distribution fees - Class B Shares                   --                   82,544           (82,544)       (k)              --
Shareholder services fee                         1,853,987              503,553           (40,284)       (l)          2,317,256
Share registration costs                           22,608                25,641            (4,089)       (m)           44,160
Printing and postage                               25,598                13,456            (9,456)       (n)           29,598
Insurance premiums                                 12,668                  --                  --                        12,668
Miscellaneous                                      7,748                 27,309           (25,809)       (o)            9,248
                                             -------------------    ----------------- ------------------     -----------------------
   Total Expenses                                5,634,552             1,561,677          (149,522)                   7,046,707
Waivers and Reimbursement:
Waiver/Reimbursement of management fee            (26,750)                 --               (8,125)       (p)          (34,875)
Waiver of shareholder services fee              (1,611,701)                --              (406,383)      (q)         (2,018,084)
Waiver by affiliate                                  --                  (52,201)           52,201        (r)              --
Indirectly paid fees                                 --                  (1,812)             1,812        (s)              --
                                             -------------------    ----------------- ------------------
                                                                                                             -----------------------
   Total Waivers and Reimbursement              (1,638,451)             (54,013)          (360,495)                  (2,052,959)
                                             -------------------    ----------------- ------------------     -----------------------
Net Expenses                                     3,996,101             1,507,664          (510,017)                   4,993,748
                                             -------------------    ----------------- ------------------     -----------------------
Net Investment Income                            8,561,525             1,522,570           510,017                   10,594,112

Realized and Unrealized Gain (Loss)
on Investments and Futures Contracts:
Net realized gain on investments                 42,604,394            13,516,616             --                      56,121,010
Net realized gain on futures contracts           9,259,356             3,245,209              --                      12,504,565
Net change in unrealized appreciation
of investments                                   65,293,633            12,709,919             --                      78,003,552
Net change in unrealized appreciation
of futures contracts                            (3,374,757)            (703,530)              --                      (4,078,287)
                                             -------------------    ----------------- ------------------     -----------------------
                                             -------------------    ----------------- ------------------     -----------------------
Change in net assets resulting
from operations                                  $122,344,151          $30,290,784         $510,017                  $153,144,952
                                             -------------------    ----------------- ------------------     -----------------------

*  Including $14,028 received from affiliated issuers.
** Including $77,323 of income on securities loaned.


(See Notes to Pro Forma Financial Statements)


                                Federated Fund
                              Mason Street Fund
                   Notes to Pro Forma Financial Statements
               For the Year Ended October 31, 2005 (Unaudited)


Note 1. Description of the Fund

Federated Mid-Cap Index Fund, a series of Federated Index Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Mid-Cap Index Fund and Mason Street Index 400 Stock Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the year ended October 31, 2005. These statements have been derived from the books and records utilized in calculating daily net asset values at October 31, 2005.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Mason Street Index 400 Stock Fund Class A Shares and Class B Shares for shares of Federated Mid-Cap Index Fund. Under generally accepted accounting principles, Federated Mid-Cap Index Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.
For the year ended October 31, 2005, Federated Mid-Cap Index Fund and Mason Street Index 400 Stock Fund paid investment advisory fees computed at the annual rate of 0.40% and 0.25%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be paid by Federated Equity Management Company of Pennsylvania and/or Mason Street Advisors, LLC or their affiliates.

Note 3. Portfolio Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities with remaining maturities of les than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked process currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Fund Shares net asset value per share assumes the issuance of 9,655,865 Fund Shares of the Federated Mid-Cap Index Fund in exchange for 15,095,248 Class A Shares and 845,962 Class B Shares of the Mason Street Index 400 Stock Fund which would have been issued at October 31, 2005 in connection with the proposed reorganization.

Note 5. Federal Income Taxes

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated Mid-Cap Index Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Note 6. Use of Estimates

The preparation of the Pro Forma Financial Statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Note 7.  Proforma Adjustments

(a) Federated Equity Management Company of Pennsylvania (the "Manager"), receives for its services an annual management fee equal to 0.40% of the average daily net assets of the Federated Mid-Cap Index Fund, a series of Federated Index Trust (the "Trust"). Mason Street Advisors, LLC serves as investment advisor to the Mason Street Index 400 Stock Fund and receives for its services an annual investment advisory fee equal to 0.25% of the average daily net assets of the Mason Street Index 400 Stock Fund. An adjustment to the combined investment advisory fee reflects investment advisory fees charged at 0.40% of the pro forma combined fund's average daily net assets. The Advisor may voluntarily choose to waive a portion of its fee. The Advisor can modify or terminate this voluntary waiver at any time at its sole discretion.

(b) Federated Mid-Cap Index Fund does not charge a fee for administrative fee. Adjustment to reflect the reduction of the administrative fee accrued by the Mason Street Index 400 Stock Fund.

(c) Adjustment to reflect the custodian fees resulting from the combining of two portfolios into one.

(d) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses due to the combining of two portfolios into one.

(e) Adjustment to reflect the directors'/trustees' fee resulting from the combining of two portfolios into one.

(f) Adjustment to reflect the auditing fee resulting from the combining of two portfolios into one.

(g) Adjustment to reflect the legal fee resulting from the combining of two portfolios into one.

(h) Professional fees for Mason Street Index 400 Stock Index was for legal and tax consulting services. These fees are included in the Legal fees for the Pro Forma Combined.

(i) Adjustment to reflect the portfolio accounting fee resulting from the combining of two portfolios into one.

(j) Federated Mid-Cap Index Fund does not charge a distribution fee. Adjustment to reflect the reduction of the distribution fee accrued by the Mason Street Index 400 Stock Fund Class A Shares.

(k) Federated Mid-Cap Index Fund does not charge a distribution fee. Adjustment to reflect the reduction of the distribution fee accrued by the Mason Street Index 400 Stock Fund Class B Shares.

(l) Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund may pay fees up to 0.25% of pro forma combined fund's average daily net assets to financial intermediaries or to FSSC for providing services to shareholders and maintain shareholder
accounts.   FSSC may voluntarily choose to waive any portion of its fee with respect to the Fund.

(m) Printing and postage expenses are adjusted to reflect fees resulting from the combining of two portfolios into one.

(n) Adjustment to reflect the insurance premiums resulting from the combining of two portfolios into one.

(o) Miscellaneous expenses are adjusted to reflect fees resulting from the combining of two portfolios into one.

(p) Adjustment to reflect waiver of investment adviser fee based on the combined average net assets of funds.

(q) Adjustment to reflect the waiver of shareholder services fee for Fund Shares based on the combined average net assets of funds.

(r ) Adjustment for reduction of waiver by affiliates which was waived by Mason Street Index 400 Stock Fund.

(s) Adjustment for reduction of indirectly paid fees which were waived by Mason Street Index 400 Stock Fund.


                           MASON STREET FUNDS, INC.

                      Mason Street Index 400 Stock Fund



Investment Adviser
Mason Street Advisors, LLC
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Distributor
Northwestern Mutual Investment Services, LLC
611 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Administrator
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202


PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of Federated Index Trust (the "Registrant") pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii)
 by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits

1.1 Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (18)

1.2 Conformed copy of Amendment No. 10 to the Declaration of Trust of the Registrant; (20)

1.3 Conformed copy of Amendment No. 11 to the Declaration of Trust of the Registrant; (22)

1.4 Conformed copy of Amendment No. 12 to the Declaration of Trust of the Registrant; (22)

1.5 Conformed Copy of Amendment No. 13 to the Declaration of Trust of the Registrant; (25)

1.6  Conformed Copy of Amendment No. 14 to the Declaration of Trust; (25)

2.1  Copy of By-Laws of the Registrant; (5)

2.2  Copies of Amendment Nos. 1-4 to the By-Laws of the Registrant; (16)

2.3  Copy of Amendment No. 5 to the By-Laws of the Registrant;(24)

2.4  Copy of Amendment No. 6 to the By-Laws of the Registrant;(24)

2.5  Copy of Amendment No. 7 to the By-Laws of the Registrant; (26)

3.    Not Applicable

4.    Agreement and Plan of Reorganization; (27)

 5.1 Copy of Specimen Certificate for Shares of Beneficial Interest of the Federated Mid-Cap Index Fund and Federated Mini-Cap Index Fund; (11)
 5.2 Copy of Specimen Certificates for Shares of Beneficial Interest of the Institutional Shares and Institutional Service Shares of the Federated Max-Cap Index Fund; (11)

 6.1  Conformed copy of Investment Management Contract of the
      Registrant; (10)
 6.2 Conformed copy of Exhibit A, B and C to Investment Management Contract of the Registrant; (18)
 6.3 Conformed copy of Amendment to Investment Management Contract between the Registrant and Federated Investment Management Company; (19)
 6.4 Conformed copy of Assignment of Investment Management Contract and Sub-Advisory Agreement; (25)
 6.5  Conformed copy of Sub-Advisory Agreement of the Registrant; (25)

 7.1  Conformed copy of Distributor's Contract of the Registrant; (10)
 7.2  Conformed copy of Exhibit D to Distributor's Contract of the
      Registrant; (10)
 7.3 Conformed copies of Exhibits E and F to Distributor's Contract of the Registrant; (14)
 7.4  Conformed copy of Exhibit H to Distributor's Contract of the
      Registrant; (25)
 7.5 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) (ii) - (iv) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
 7.6 Conformed copy of Amendment to Distributor's Contract between the Registrant and Federated Securities Corp.; (19)
 7.7 Conformed copy of Amendment to Distributor's Contracts between the Federated Funds and Federated Securities Corp.; (25)

8.    Not Applicable

 9.1  Conformed copy of Custodian Contract of the Registrant; (19)
 9.2  Conformed copy of Exhibit A and D to Custody Agreement of
      Registrant; (21)

10.1  Conformed copy of Distribution Plan of the Registrant; (25)
10.2 Conformed copies of Exhibits A, B and C to the Distribution Plan of the Registrant; (25)
10.3 The responses described in Item 22(e)(v) are hereby incorporated by reference;

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; (27)

12. Form of Opinion regarding tax consequences of Reorganization; (to be filed by amendment)

 13.1 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (16)
 13.2 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement with attached schedule 1 revised 6/30/04, from Item (h) (vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843).
 13.3 The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

14. Conformed copy of Consent of Independent Auditors of Federated Mid Cap Index Fund; (28)
14.1 Conformed copy of Consent of Independent Auditors of Mason Street Index 400 Stock Fund.;*

15.   Not Applicable
16.1 Conformed copy of the Unanimous Consent Of Trustees for Power of Attorney (27)
16.2  Conformed copy of the Certification of the Registrant  (27)
16.3  Conformed copy of Power of Attorney of the Registrant; (27)
16.4  Conformed copy of Power of Attorney a Trustee of the Registrant; (29)
16.5 Conformed copy of Power of Attorney of the Treasurer of the Registrant; (29)

17.   Form of Proxy; (*)
17.1  Ballot; (29)

---------------------------------------------------------
* All exhibits are being filed electronically.

3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A dated June 29, 1990. (File Nos. 33-33852 and 811-6061)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed September 12, 1991. (File Nos. 33-33852 and 811-6061)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed December 29, 1994. (File Nos. 33-33852 and 811-6061)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed December 28, 1995. (File Nos. 33-33852 and 811-6061)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 6, 1997. (File Nos. 33-33852 and 811-6061)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed December 27, 2000. (File Nos. 33-33852 and 811-6061)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed October 23, 2001. (File Nos. 33-33852 and 811-6061)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 26, 2001. (File Nos. 33-33852 and 811-6061)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed February 19, 2002. (File Nos. 33-33852 and 811-6061)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 26, 2002. (File Nos. 33-33852 and 811-6061)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed December 30, 2003. (File Nos. 33-33852 and 811-6061)
25 Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed October 15, 2004. (File Nos. 33-33852 and 811-6061)
26 Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed December 29, 2004. (File Nos. 33-33852 and 811-6061)
27 Response is incorporated by reference to Registrant's Form N-14AE filed December 22, 2005. (File Nos. 333-130647 and 811-6061)
28 Response is incorporated by reference to Registrant's Pre Effective Amendment No. 1 on Form N-14AE filed December 28, 2005. (File Nos. 333-130647 and 811-6061)
29 Response is incorporated by reference to Registrant's Pre Effective Amendment No. 2 on Form N-14AE filed January 24, 2006. (File Nos. 333-130647 and 811-6061)



Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.



                               SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED INDEX TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 2nd day of February, 2006.

                  FEDERATED INDEX TRUST

                  BY: /s/ Todd P. Zerega
                  Todd P. Zerega, Assistant Secretary
                  February 2, 2006

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                               TITLE                 DATE

By: /s/ Todd P. Zerega                  Attorney In Fact      February 2, 2006
    Todd P. Zerega                      For the Persons
    ASSISTANT SECRETARY                 Listed Below

John F. Donahue*                        Trustee

Christopher Donahue*                    President and Trustee
                                        (Principal Executive Officer)

Richard A. Novak*                       Treasurer
                                        (Principal Financial Officer)

Thomas G. Bigley*                       Trustee

John T. Conroy, Jr.*                    Trustee

Nicholas P. Constantakis*               Trustee

John F. Cunningham*                     Trustee

Lawrence D. Ellis, M.D.*                Trustee

Peter E. Madden*                        Trustee

Charles F. Mansfield, Jr.*              Trustee

John E. Murray, Jr., J.D., S.J.D.*      Trustee

Marjorie P. Smuts*                      Trustee

John S. Walsh*                          Trustee

*By Power of Attorney